                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31___

Date of reporting period: 1/31/07

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Loan Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of January 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, C, IB OR IC SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUND'S ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 1/31/07

                                                                                               IB SHARES       IC SHARES
                                   A SHARES             B SHARES             C SHARES            SINCE           SINCE
                               since 2/18/2005      since 2/18/2005      since 2/18/2005       10/4/1989       6/13/2003
--------------------------------------------------------------------------------------------------------------------------
                                          W/MAX                W/MAX                W/MAX
                                          3.25%                3.00%                1.00%
AVERAGE ANNUAL                W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES       W/O SALES
TOTAL RETURNS                  CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES         CHARGES

Since Inception                 5.53%     3.73%      4.70%     3.72%      4.70%     4.70%        5.99%           7.68%

10-year                           --        --         --        --         --        --         4.74              --

5-year                            --        --         --        --         --        --         6.39              --

6-month                         4.57      1.19       4.07      1.07       4.07      3.07         4.57            4.45
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, an contingent deferred sales charges of 3.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charges of 1.00 percent for Class C shares in year one, and combined distribution fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares and a service fee of up to 0.15 percent for Class IC shares. Effective 2/18/05, contingent deferred sales charges for Class IB and Class IC shares are waived. New investments are not available in Class IB and IC shares. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007

MARKET CONDITIONS

Solid economic growth, contained inflation, and falling oil and commodity prices created a favorable environment for senior loans during the six-month reporting period. Overall trends in the credit markets remained positive as corporations exhibited strong cash flows and balance sheets, increased productivity, and improved credit quality while benefiting from a generally lower cost of capital. In addition, corporate debt default rates remained low.

The Federal Open Market Committee (the "Fed") finally took a respite from its two-year long campaign of raising interest rates during the reporting period, electing to keep its target federal funds rate unchanged at 5.25 percent. The ease in the Fed's monetary policy, however, had been widely anticipated by the market and interest rates had already declined in response. As a result, interest rates across the yield curve remained relatively stable throughout the period. Yields on senior loans, which adjust in tandem to short-term rates, were generally unchanged as well.

Yield spreads in the senior loan market climbed to late-2005 levels in the third quarter of 2006, then leveled off until the last month of the period, when they narrowed slightly. Demand for senior loans remained quite strong as the market continues to see increasing activity from institutional investors such as hedge funds and propriety desks, as well as from crossover investments from traditional high-yield investors. The strong demand for senior loans was met by robust supply. A significant increase in merger and acquisition activity, leveraged buyouts, and second lien loans helped fuel record levels of new issuance. At the same time, senior loan default rates receded throughout the period, reaching a record low of just 0.78 percent.

PERFORMANCE ANALYSIS

The fund returned 4.57 percent for the six months ended January 31, 2007 (Class A shares, unadjusted for sales charges).

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2007

-------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   CLASS IB   CLASS IC

       4.57%     4.07%     4.07%     4.57%      4.45%
-------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

We continued to follow our research-intensive investment process focused on identifying companies with strong management, solid and predictable cash flow, and sufficient collateral in the event of default. We employ a bottom-up asset selection process driven by analysis of individual company fundamentals. We also analyze overall sector and industry trends, which led us to favor loans in sectors that are typically less cyclical in nature, such as food and drug, cable, and leisure and entertainment. These sectors continued to be represented in the fund's top holdings. We also favored less cyclical names in the paper and packaging sector that have experienced steady demand. Throughout the reporting period, however, the portfolio was invested across a broad range of industries.

We generally avoid investing in companies that we perceive to be vulnerable to cyclical economic downturns. As such, we remain cautious regarding the auto and airline industries due to their susceptibility to high fuel prices. In addition, we have been very selective regarding the health care industry and have gradually reduced the portfolio's holdings in this sector due to the uncertain regulatory environment.

The fund benefited during the period from our use of leverage. Leverage involves borrowing at a floating short-term rate and reinvesting the proceeds at a higher rate. We used this strategy on an ongoing basis in an effort to enhance the fund's dividend. Unlike other fixed-income asset classes, using leverage in conjunction with senior loans does not involve the same degree of risk from rising short-term interest rates since the income from senior loans adjusts to changes in interest rates, as do the rates which determine the trust's borrowing costs. (Similarly, should short-term rates fall, borrowing costs would also decline.) We might reduce leverage in periods of weaker credit quality conditions to prevent magnifying erosion of the fund's net asset value.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.


SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/07
Broadcasting--Cable                                              10.1%
Healthcare                                                        9.2
Entertainment & Leisure                                           8.9
Beverage, Food & Tobacco                                          7.5
Printing & Publishing                                             7.5
Chemicals, Plastics & Rubber                                      6.7
Automotive                                                        6.4
Electronics                                                       4.4
Buildings & Real Estate                                           4.0
Aerospace/Defense                                                 3.7
Hotels, Motels, Inns & Gaming                                     3.7
Business Equipment & Services                                     3.7
Utilities                                                         3.2
Ecological                                                        3.2
Paper & Forest Products                                           3.1
Finance                                                           2.9
Containers, Packaging & Glass                                     2.7
Health & Beauty                                                   2.4
Construction Material                                             2.1
Insurance                                                         1.9
Diversified Manufacturing                                         1.8
Retail--Stores                                                    1.8
Broadcasting--Radio                                               1.7
Personal & Miscellaneous Services                                 1.6
Restaurants & Food Service                                        1.6
Natural Resources                                                 1.4
Telecommunications--Local Exchange Carriers                       1.3
Medical Products & Services                                       1.3
Non-Durable Consumer Products                                     1.3
Textiles & Leather                                                1.2
Telecommunications-Wireless                                       1.2
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        1.1
Machinery                                                         1.1
Education & Child Care                                            0.9
Pharmaceuticals                                                   0.8
Retail--Specialty                                                 0.7
Mining, Steel, Iron & Non-Precious Metals                         0.6
Farming & Agriculture                                             0.5
Banking                                                           0.5
Transportation-Rail Manufacturing                                 0.5
Retail--Office Products                                           0.4
Grocery                                                           0.4
Telecommunications--Long Distance                                 0.4
Transportation--Cargo                                             0.4
Broadcasting--Television                                          0.2
Telecommunications--Equipment & Services                          0.2
Broadcasting--Diversified                                         0.2
Durable Consumer Products                                         0.2
Retail--Oil & Gas                                                 0.1
Food Products                                                     0.1
Transportation--Personal                                          0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/07
                                       (continued from previous page)
Tobacco                                                           0.1
                                                                -----
Total Long-Term Investments                                     123.0
Total Short-Term Investments                                      1.9
                                                                -----
Total Investments                                               124.9
Borrowings                                                      (22.6)
Liabilities in Excess of Other Assets                            (2.3)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 8/1/06 - 1/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                      BEGINNING     ENDING
                                                       ACCOUNT      ACCOUNT     EXPENSES PAID
                                                        VALUE        VALUE      DURING PERIOD*
                                                      ----------------------------------------
                                                       8/1/06       1/31/07     8/1/06-1/31/07
Class A
  Actual............................................  $1,000.00    $1,045.71        $13.41
  Hypothetical......................................   1,000.00     1,012.11         13.19
  (5% annual return before expenses)
Class B
  Actual............................................   1,000.00     1,040.70         17.23
  Hypothetical......................................   1,000.00     1,008.31         16.96
  (5% annual return before expenses)
Class C
  Actual............................................   1,000.00     1,040.70         17.23
  Hypothetical......................................   1,000.00     1,008.31         16.96
  (5% annual return before expenses)
Class IB
  Actual............................................   1,000.00     1,045.65         13.35
  Hypothetical......................................   1,000.00     1,012.21         13.14
  (5% annual return before expenses)
Class IC
  Actual............................................   1,000.00     1,044.51         13.35
  Hypothetical......................................   1,000.00     1,012.21         13.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.60%, 3.35%, 3.35%, 2.59% and 2.59% for Class A, B, C, IB and IC Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED)

                                              BANK LOAN
PRINCIPAL                                      RATINGS+
AMOUNT                                      --------------
(000)       BORROWER                        MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  121.3%
            AEROSPACE/DEFENSE  3.7%
 $   259    Alion Science and Technology
            Corp., Revolving Credit
            Agreement...................... Ba3       B+         10.00%             08/02/09        $      252,281
  32,965    Alion Science and Technology
            Corp., Term Loan............... B3        B+      8.36 to 10.86   12/31/07 to 08/02/09      33,006,044
   1,800    Apptis, Inc., Term Loan........ Ba3       B+          8.57              12/20/12             1,813,500
     633    ARINC, Inc., Term Loan......... Ba3       BB          7.37              03/10/11               636,097
     995    Atlantic Marine Services,
            Term Loan...................... B1        B+          7.88              08/02/13             1,004,950
   1,383    DynCorp International, LLC,
            Term Loan...................... Ba2       BB-     7.63 to 7.69          02/11/11             1,394,458
  12,304    IAP Worldwide Services, Inc.,
            Term Loan...................... B1        B       9.69 to 15.19         12/30/12            12,341,232
   3,582    ILC Industries, Inc., Term
            Loan........................... NR        NR          7.86              02/24/12             3,614,836
   4,004    K&F Industries, Inc.,
            Term Loan...................... Ba3       B+          7.32              11/18/12             4,023,350
   1,411    Primus International, Inc.,
            Term Loan...................... NR        NR          7.82              06/07/12             1,419,756
   2,883    SI International, Inc.,
            Term Loan...................... Ba3       NR      7.35 to 7.46          02/09/11             2,887,055
   3,575    Wesco Aircraft Hardware Corp.,
            Term Loan...................... Ba3       B+      7.57 to 11.07   09/29/13 to 03/28/14       3,613,373
   6,448    Wyle Laboratories, Inc., Term
            Loan........................... NR        B+      8.12 to 11.87   01/28/11 to 07/28/11       6,504,053
                                                                                                    --------------
                                                                                                        72,510,985
                                                                                                    --------------

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            AUTOMOTIVE 6.1%
 $ 1,995    Acument Global Technologies,
            Inc., Term Loan (a).......... B2        B+          8.92%             08/11/13        $    2,009,963
   3,253    Accuride Corp.,
            Term Loan (a)................ Ba3       B+          7.38              01/31/12             3,266,381
     952    Affinia Group, Inc., Term
            Loan (a)..................... Ba3       B           8.36              11/30/11               958,577
     400    Dana Corp., Term Loan........ B3        BB-         7.55              04/13/08               400,753
   8,855    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (b).......................... NR        NR          9.07              07/01/07             8,887,978
  20,735    Federal-Mogul Corp., Term
            Loan (b)..................... NR        NR          9.07              07/01/07            20,847,242
  15,750    Ford Motor Co., Term Loan.... Ba3       B           8.36              12/15/13            15,974,217
   2,272    Heartland Automotive
            Holdings, Inc., Term Loan.... NR        NR      9.11 to 9.12          02/27/12             2,277,648
  10,728    MetoKote Corp., Term Loan.... B2        B+      8.32 to 8.37          11/27/11            10,728,126
   1,820    Navistar International Corp.,
            Revolving Credit Agreement... NR        BB-     5.22 to 8.61          01/19/12             1,854,695
   5,005    Navistar International Corp.,
            Term Loan.................... NR        BB-         8.61              01/19/12             5,100,410
  11,500    Oshkosh Truck Corp., Term
            Loan......................... Ba3       BB          7.35              12/06/13            11,574,439
   4,069    Polypore, Inc., Term Loan.... Ba3       B           8.32              11/12/11             4,099,788
   1,496    Precision Partners, Inc.,
            Term Loan.................... B2        B+          8.37              10/27/13             1,470,066
   7,451    Sensata Technologies, Inc.,
            Term Loan.................... B1        BB-     7.09 to 7.11          04/27/13             7,438,097
   3,574    Tenneco Automotive, Inc.,
            Term Loan.................... Ba1       BB-         7.36%             12/12/10             3,602,108
  15,447    TRW Automotive, Inc., Term
            Loan......................... Ba1       BB+     6.75 to 6.94    01/10/10 to 06/30/12      15,451,969
   2,780    United Components, Inc., Term
            Loan......................... Ba3       B+          7.63              06/30/12             2,794,065
                                                                                                  --------------
                                                                                                     118,736,522
                                                                                                  --------------
            BANKING  0.5%
   8,980    Dollar Financial Corp., Term
            Loan......................... B3        BB-     8.05 to 8.30          10/30/12             9,023,248
                                                                                                  --------------

            BEVERAGE, FOOD & TOBACCO  7.5%
  14,925    Acosta Sales Co., Inc., Term
            Loan (a)..................... NR        NR          8.07              07/28/13            15,086,682
   4,764    Advantage Sales & Marketing,
            LLC, Term Loan (a)........... NR        NR      7.37 to 7.46          03/29/13             4,779,921
   6,094    Birds Eye Foods, Inc., Term
            Loan......................... Ba3       B+          8.10              06/30/08             6,108,873
  11,620    Coleman Natural Foods, LLC,
            Term Loan.................... NR        NR      9.87 to 13.87   08/22/12 to 08/22/13      11,364,154

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 4,243    Commonwealth Brands, Inc.,
            Term Loan.................... NR        NR          7.63%             12/22/12        $    4,298,037
   4,988    DCI Cheese Co., Term Loan.... NR        NR          8.61              08/07/13             4,993,734
  32,105    Dole Food Co., Inc.,
            Term Loan.................... Ba3       B       5.23 to 9.25          04/12/13            32,059,143
   7,650    DS Waters of America, Inc.,
            Term Loan.................... B1        CCC+    7.86 to 7.87          10/25/12             7,688,250
   3,374    Farley's & Sathers Candy Co.,
            Inc., Term Loan.............. NR        NR      8.11 to 11.36   06/15/10 to 03/24/11       3,384,435
   5,575    Fresh Start Bakeries, Inc.,
            Term Loan.................... NR        NR      7.88 to 11.13   09/29/13 to 03/29/14       5,625,656
   3,062    Le-Nature's, Inc.,
            Term Loan (b) (c) (d)........ NR        NR      9.39 to 11.25         03/01/11             1,483,451
   5,810    Luigino's, Inc., Term Loan... B1        B+          8.38              04/02/11             5,846,729
     943    Mafco Worldwide Corp., Term
            Loan......................... B1        B+          7.36              12/08/11               944,859
   5,118    National Dairy Holdings, LP,
            Term Loan.................... NR        NR          7.32              03/15/12             5,127,996
   2,640    National Distributing Co.,
            Inc., Term Loan.............. NR        NR          11.82             06/22/10             2,646,600
   1,654    OSI Foods GMBH & Co. KG, Term
            Loan......................... NR        NR          7.36              09/02/11             1,654,549
   6,461    OSI Group, LLC, Term Loan.... NR        NR      7.35 to 7.36          09/02/11             6,465,285
   6,703    PBM Products, LLC,
            Term Loan.................... NR        NR          8.07              09/29/12             6,752,847
  10,065    Pierre Foods, Inc.,
            Term Loan.................... Ba3       B+          7.61              06/30/10            10,131,392
   3,256    Pinnacle Foods, Inc., Term
            Loan......................... Ba3       B+          7.36              11/25/10             3,272,051
     750    Reddy Ice Group, Inc., Term
            Loan......................... Ba3       B+          7.11              08/09/12               750,938
   2,508    Sunny Delight Beverages Co.,
            Term Loan.................... Caa1      CCC    11.35 to 11.38         08/20/10             2,453,222
     374    Volume Services America,
            Inc., Revolving Credit
            Agreement.................... B2        NR          9.75              04/01/10               367,866
   3,930    Volume Services America,
            Inc., Term Loan.............. B2        NR      8.61 to 9.50          10/01/10             3,944,738
                                                                                                  --------------
                                                                                                     147,231,408
                                                                                                  --------------
            BROADCASTING--CABLE  10.1%
   8,700    Century Cable Holdings, LLC,
            Term Loan (b)................ NR        NR          10.25             06/30/09             8,512,019
   4,400    Cequel Communications, LLC,
            Term Loan.................... B1        B+          7.61              11/05/13             4,431,627
  48,431    Charter Communications
            Operating, LLC, Term Loan.... B1        B           7.99              04/28/13            48,916,580

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
 $29,163    CSC Holdings, Inc.,
            Term Loan.................... Ba2       BB      7.11 to 7.12%         03/29/13        $   29,272,709
     927    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (b) (e)..... NR        NR          9.65              06/30/06               917,826
  12,904    Frontiervision Operating
            Partners, LP,
            Term Loan (b) (e)............ NR        NR      9.65 to 9.78    09/30/05 to 03/31/06      12,768,837
  18,340    Hilton Head Communications,
            LP, Revolving Credit
            Agreement (b)................ NR        NR          8.25              09/30/07            17,835,650
  12,959    Hilton Head Communications,
            LP, Term Loan (b)............ NR        NR          9.50              03/31/08            12,651,466
   1,984    Knology, Inc. ............... Ba3       B           7.85              06/29/10             2,001,339
   7,572    MCC Iowa, LLC, Term Loan..... Ba3       BB-     7.10 to 7.37          01/31/15             7,570,800
   1,600    Mediacom Illinois, LLC, Term
            Loan......................... Ba3       BB-     7.12 to 7.27          01/31/15             1,603,429
  52,655    Olympus Cable Holdings, LLC,
            Term Loan (b)................ NR        NR      9.50 to 10.25   06/30/10 to 09/30/10      51,420,349
                                                                                                  --------------
                                                                                                     197,902,631
                                                                                                  --------------
            BROADCASTING--DIVERSIFIED  0.2%
   3,980    Cumulus Media, Inc., Term
            Loan......................... Ba3       B       7.32 to 7.37          06/07/13             4,005,289
                                                                                                  --------------

            BROADCASTING--RADIO  1.7%
   3,935    CMP KC, LLC, Term Loan....... Caa1      CCC+        9.38              05/03/11             3,939,670
  11,553    CMP Susquehanna Corp., Term
            Loan......................... Ba3       B       7.38 to 7.44          05/05/13            11,640,092
   3,250    Emmis Operating Co., Term
            Loan......................... B1        B           7.32              11/01/13             3,275,136
   1,189    LBI Media, Inc., Term Loan... Ba2       B       6.82 to 6.88          03/31/12             1,180,916
   4,275    Multicultural Radio
            Broadcasting, Inc.,
            Term Loan.................... B2        B       8.10 to 11.11   12/18/12 to 06/18/13       4,289,906
   3,770    NextMedia Operating, Inc.,
            Term Loan.................... B1        B       7.32 to 9.82    11/15/12 to 11/15/13       3,784,424
   2,250    Regent Broadcasting, LLC Term
            Loan......................... B1        B           7.87              11/21/13             2,266,875
   3,421    Spanish Broadcasting System,
            Inc., Term Loan.............. B1        B           7.12              07/11/12             3,428,605
                                                                                                  --------------
                                                                                                      33,805,624
                                                                                                  --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            BROADCASTING--TELEVISION  0.2%
 $ 1,995    Barrington Broadcasting, LLC,
            Term Loan.................... Ba3       B           7.57%             08/12/13        $    2,009,340
   2,758    HIT Entertainment, Inc., Term
            Loan......................... Ba3       B           7.60              03/20/12             2,782,996
                                                                                                  --------------
                                                                                                       4,792,336
                                                                                                  --------------
            BUILDINGS & REAL ESTATE  4.0%
   3,333    BioMed Realty, LP,
            Term Loan.................... NR        NR          7.58              05/30/10             3,325,000
   2,500    California Coastal
            Communities, Inc.,
            Term Loan.................... NR        NR          8.10              09/15/11             2,503,125
     672    Central Parking Corp., Term
            Loan......................... Baa3      BB-         7.36              03/31/10               673,721
   5,172    Edge-Star Partners,
            Term Loan.................... NR        NR      9.38 to 15.38         11/18/07             5,168,414
  13,966    Ginn LA CS Borrower, LLC,
            Term Loan.................... B1        BB      8.36 to 12.36   06/08/11 to 06/08/12      13,192,148
   2,800    Kyle Acquisition Group, LLC,
            Term Loan.................... NR        NR          8.88              07/20/10             2,830,626
   2,745    Lake at Las Vegas Joint
            Venture, LLC, Term Loan...... B3        CCC+   10.00 to 10.12         11/01/09             2,695,163
  10,000    Landsource Communities
            Development, LLC,
            Term Loan.................... NR        NR          7.88              03/31/10             9,993,750
   3,200    LNR Property Corp., Term
            Loan......................... B2        B+          8.12%             07/12/11             3,222,285
   1,588    London Arena & Waterfront
            Finance, LLC, Term Loan...... NR        NR          8.85              03/08/12             1,601,895
   1,619    NewKirk Master, LP, Term
            Loan......................... Ba2       NR      7.08 to 8.75          08/11/08             1,621,948
   3,047    NLV Holdings, LLC,
            Term Loan.................... Caa1      B+      8.11 to 12.36   05/09/11 to 05/30/12       3,041,089
   2,394    Shea Capital I, LLC,
            Term Loan.................... NR        NR          7.37              10/27/11             2,389,511
   2,481    Shea Mountain House, LLC,
            Term Loan.................... NR        NR          7.36              05/11/11             2,478,148
   3,500    South Edge, LLC,
            Term Loan.................... NR        NR      7.13 to 7.38    10/31/07 to 10/31/09       3,492,345
   1,600    Standard Pacific Corp., Term
            Loan......................... NR        NR          6.87              05/05/13             1,591,000
   3,982    Tamarack Resort, LLC, Term
            Loan......................... NR        NR          8.61              05/19/11             3,917,293
   8,000    WCI Communities, Inc, Term
            Loan......................... NR        NR          7.32              12/23/10             7,902,000

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            BUILDINGS & REAL ESTATE (CONTINUED)
 $ 6,880    Yellowstone Development, LLC,
            Term Loan.................... NR        NR          7.70%             09/30/10        $    6,848,068
                                                                                                  --------------
                                                                                                      78,487,529
                                                                                                  --------------
            BUSINESS EQUIPMENT & SERVICES  3.7%
  12,781    Affiliated Computer Services,
            Inc., Term Loan (a).......... Ba2       B+      7.35 to 7.88          03/20/13            12,877,051
   9,850    AlixPartners, LLP, Term Loan
            (a).......................... B1        BB-         7.86              10/12/13             9,970,052
   1,990    Contec, LLC, Term Loan....... NR        NR          8.63              06/15/12             1,994,975
   4,274    Crawford & Co., Term Loan.... B1        BB-         7.86              10/30/13             4,297,175
   4,489    First American Payment
            Systems, LP, Term Loan....... NR        NR          8.63              10/06/13             4,516,805
   1,386    InfoUSA, Inc., Term Loan..... Ba2       BB          7.12              02/14/12             1,387,732
   4,092    Katun Corp., Term Loan....... NR        BB-     9.57 to 9.59          06/30/09             4,092,011
   6,750    NCO Financial Systems, Term
            Loan......................... Ba3       B+          8.38              05/15/13             6,809,062
     185    ProQuest Co., Revolving
            Credit Agreement............. NR        NR          9.07              01/31/10               184,210
   9,107    Sedgwick Claims Management
            Services, Inc., Term Loan.... B1        B+          7.61              01/31/13             9,128,126
   2,250    Verifone, Inc., Term Loan.... B1        BB-     7.10 to 7.12          10/31/13             2,258,437
  14,713    VNU, Inc., Term Loan......... B1        B+          7.61              08/09/13            14,846,882
                                                                                                  --------------
                                                                                                      72,362,518
                                                                                                  --------------
            CHEMICALS, PLASTICS & RUBBER  6.6%
   1,098    American Pacific Corp., Term
            Loan......................... Ba2       B           9.37              11/30/10             1,099,826
   2,600    Basell North America
            (Netherlands), Term Loan..... Ba3       B+      7.60 to 8.35    09/07/13 to 09/07/14       2,630,875
   1,471    Becker-Underwood, Inc., Term
            Loan......................... NR        NR          5.36        03/31/10 to 09/30/11       1,469,947
   7,600    Brenntag Holdings GmbH & Co.
            KG, Term Loan................ B2        B       7.89 to 11.89   01/20/14 to 07/17/15       7,702,120
   3,205    Celanese, AG (Germany), Term
            Loan......................... Ba3       BB-         7.11              04/06/11             3,226,840
  10,167    Ferro Corp., Term Loan....... NR        B+          8.07              06/06/12            10,153,958
   3,046    Fibervisions Delaware Corp.,
            Term Loan.................... B1        B           8.86              03/31/13             2,863,565
   4,863    Georgia Gulf Corp.,
            Term Loan.................... Ba2       BB          7.32              10/03/13             4,901,020
  17,420    Hexion Specialty Chemicals,
            Inc., Term Loan.............. Ba3       B           7.88              05/05/13            17,513,632
  25,781    Huntsman International, LLC,
            Term Loan.................... Ba3       BB-         7.07              08/16/12            25,952,086
   5,940    Ineos Holdings, Ltd., Term
            Loan......................... Ba3       B+      7.61 to 8.11    12/16/13 to 12/23/14       6,016,727

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 5,555    INVISTA (Netherlands), Term
            Loan......................... Ba1       BB      6.86 to 6.88%   04/30/10 to 04/29/11  $    5,564,244
   6,749    ISP Chemco, Inc.,
            Term Loan.................... Ba3       BB-         7.38              02/16/13             6,807,527
   9,925    Kraton Polymers, LLC, Term
            Loan......................... Ba3       B+          7.38              05/12/13            10,011,844
   3,315    Lucite International Group
            Holdings, Ltd., Term Loan.... B1        B+          8.07              07/07/13             3,351,665
     875    Nusil Technology, LLC, Term
            Loan......................... NR        NR          8.07              10/24/13               881,361
   6,578    PQ Corp., Term Loan.......... Ba2       B+          7.37              02/10/12             6,612,298
   8,614    Rockwood Specialties Group,
            Inc., Term Loan.............. Ba2       NR          7.36              12/13/13             8,679,009
   4,550    Wellman, Inc., Term Loan..... Caa1      CCC         12.12             02/10/10             4,083,250
                                                                                                  --------------
                                                                                                     129,521,794
                                                                                                  --------------
            CONSTRUCTION MATERIAL  1.8%
   7,920    AXIA, Inc., Term Loan........ B2        B           8.62              12/21/12             7,722,000
   3,591    Beacon Sales Acquisition,
            Inc., Term Loan.............. NR        NR          7.36              09/30/13             3,608,955
   1,921    Brand Services, Inc., Term
            Loan......................... Ba3       B           9.50              01/15/12             1,924,363
     541    Builders FirstSource, Inc.,
            Term Loan.................... Ba2       BB-         7.86              08/11/11               541,522
   4,040    Building Materials Holdings
            Corp., Term Loan............. Ba2       BB          7.86              11/10/13             4,100,473
   4,955    Contech Construction
            Products, Inc., Term Loan.... Ba3       B+      7.32 to 7.35          01/31/13             4,990,879
   1,500    Custom Building Products,
            Inc., Term Loan.............. NR        NR          10.36             04/29/12             1,492,188
   1,250    Foster Wheeler, LLC, Term
            Loan......................... Ba1       B+          5.26              09/13/11             1,257,813
   1,789    Nortek, Inc., Term Loan...... Ba2       B       7.35 to 9.25          08/27/11             1,793,962
   2,234    Panolam Industries
            International, Inc. (Canada),
            Term Loan.................... Ba3       B+          8.11              09/30/12             2,240,672
   1,592    Pro-Build Holdings, Inc.,
            Term Loan.................... Ba3       NR          7.11              06/29/13             1,592,010
   3,783    Professional Paint, Inc.,
            Term Loan.................... NR        NR      7.63 to 11.13   05/31/12 to 05/31/13       3,792,843
     658    Werner Holdings Co., Inc.,
            Term Loan (b) (d)............ NR        NR      6.00 to 17.25         06/11/09                     0
                                                                                                  --------------
                                                                                                      35,057,680
                                                                                                  --------------

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS  2.7%
 $ 1,592    Altivity Packaging LLC, Term
            Loan (a)..................... Ba3       BB-     7.58 to 7.61%         06/30/13        $    1,611,303
   2,682    Anchor Glass Container Corp.,
            Term Loan.................... NR        NR      7.61 to 7.62          05/03/13             2,688,587
     964    Captive Plastics, Inc., Term
            Loan......................... NR        NR          8.11              08/18/11               969,840
   1,170    Consolidated Container Corp.,
            LLC, Term Loan............... Ba3       B-          8.63              12/15/08             1,175,850
   3,190    Covalence Specialty Materials
            Corp., Term Loan............. Ba3       B+      7.38 to 8.63    05/18/13 to 08/16/13       3,183,280
   1,188    Crown Americas, Inc., Term
            Loan......................... Baa3      BB-         7.12              11/15/12             1,192,010
     100    Fleming Packaging Corp.,
            Revolving Credit Agreement
            (b) (c) (d).................. NR        NR          8.75              03/31/03                 1,000
     871    Fleming Packaging Corp., Term
            Loan (b) (c) (d)............. NR        NR          12.25             08/31/04                 8,711
   3,884    Graham Packaging Co., Term
            Loan......................... B2        B       7.63 to 9.63    10/07/11 to 04/07/12       3,925,100
     738    Graphic Packaging
            International Corp.,
            Revolving Credit Agreement... Ba2       B+          8.36              08/08/09               724,615
   5,740    Graphic Packaging
            International Corp.,
            Term Loan.................... Ba2       B+      7.82 to 7.87          08/08/10             5,812,158
     777    Kranson Industries, Inc.,
            Revolving Credit Agreement... NR        NR      8.07 to 10.00         07/31/13               773,545
   9,975    Kranson Industries, Inc.,
            Term Loan.................... NR        NR          8.11              07/31/13            10,031,109
   5,975    Packaging Dynamics, Term
            Loan......................... NR        BB-         7.36              06/09/13             5,982,469
   2,527    Ranpak Corp., Term Loan...... NR        NR          7.86              12/14/11             2,535,248
     961    Smurfit-Stone Container
            Corp., Revolving Credit
            Agreement.................... Ba1       B+      2.50 to 9.75          11/01/09               951,390
   4,342    Smurfit-Stone Container
            Corp., Term Loan............. Ba1       B+          7.63              11/01/11             4,385,593
   1,750    Solo Cup, Inc., Term Loan.... Caa1      CCC-        11.57             03/31/12             1,792,656
   3,970    Unifrax Corp., Term Loan..... Ba3       B           7.63              05/02/13             3,986,130
                                                                                                  --------------
                                                                                                      51,730,594
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING  1.8%
   1,525    Arnold Magnectic Technologies
            Corp., Term Loan............. NR        NR      9.09 to 11.50   03/06/11 to 03/06/12       1,517,532
   6,350    Babcock & Wilcox Co., Term
            Loan......................... Ba2       B+          8.32              02/22/12             6,389,688

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
 $ 1,682    Chart Industries, Inc., Term
            Loan......................... Ba2       B+      7.38 to 7.44%         10/17/12        $    1,689,849
   3,500    Euramax International, Inc.,
            Term Loan.................... B1        B           12.36             06/29/13             3,447,546
   6,484    MW Industries, Inc.,
            Term Loan.................... NR        NR          8.37              11/01/13             6,516,169
   9,350    Mueller Group, Inc.,
            Term Loan.................... B1        BB-     7.36 to 7.37          10/03/12             9,422,105
   6,726    X-Rite, Inc., Term Loan...... Ba3       B+      7.63 to 10.37   06/30/12 to 06/30/13       6,736,250
                                                                                                  --------------
                                                                                                      35,719,139
                                                                                                  --------------
            DURABLE CONSUMER PRODUCTS  0.2%
   3,367    Brown Jordan International,
            Inc., Term Loan.............. NR        NR      9.38 to 11.25         04/30/12             3,387,603
                                                                                                  --------------

            ECOLOGICAL  3.2%
  22,891    Allied Waste North America,
            Inc., Term Loan (a).......... Ba3       BB      7.06 to 7.21          01/15/12            23,014,518
   2,500    Casella Waste Systems, Inc.,
            Term Loan.................... NR        NR          7.37              04/28/10             2,506,250
  10,278    Energy Solutions, LLC, Term
            Loan......................... B2        BB      7.57 to 7.63    06/07/11 to 06/07/13      10,370,775
   5,104    Environmental Systems
            Products Holdings,
            Term Loan.................... B3        NR      8.82 to 15.37   12/12/08 to 12/12/10       5,129,896
   2,574    LVI Services, Inc.,
            Term Loan.................... NR        NR          10.36             11/16/11             2,419,560
   4,600    Synagro Technologies, Inc.,
            Term Loan.................... NR        B+          7.63              06/21/12             4,608,625
   2,000    WasteQuip, Inc., Term Loan... B1        NR          12.50             07/15/12             2,020,000
     311    Waste Services, Inc.,
            Revolving Credit Agreement... Ba3       B           10.75             04/29/09               306,445
  11,064    Waste Services, Inc., Term
            Loan......................... Ba3       B           8.08              03/31/11            11,105,716
                                                                                                  --------------
                                                                                                      61,481,785
                                                                                                  --------------
            EDUCATION & CHILD CARE  0.9%
   8,437    Educate Operating Co., LLC,
            Term Loan.................... Ba3       NR          9.36              03/31/12             8,310,321
   9,810    Education Management Corp.,
            Term Loan.................... B2        B           7.88              06/01/13             9,910,456
                                                                                                  --------------
                                                                                                      18,220,777
                                                                                                  --------------
            ELECTRONICS  4.4%
   3,682    Amkor Technology, Inc., Term
            Loan......................... B1        B-          9.87              10/27/10             3,816,819
   3,673    Audio Visual Services Corp.,
            Term Loan.................... Ba3       NR          7.82              05/18/11             3,686,543

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
 $   325    Blackboard, Inc., Term
            Loan......................... Ba3       B+          7.57%             02/28/12        $      327,773
  13,024    Dealer Computer Services,
            Inc., Term Loan.............. Ba2       BB-     7.85 to 10.85   10/26/12 to 10/26/13      13,173,574
   1,500    Deutsche Connector Group,
            Term Loan.................... NR        NR      7.83 to 8.08    06/22/14 to 06/22/15       1,518,047
   2,137    DoubleClick, Inc.,
            Term Loan.................... Ba3       B       9.38 to 9.48          07/13/12             2,139,621
     539    Eastman Kodak Co.,
            Term Loan.................... Ba3       B+          7.57              10/18/12               540,738
   1,985    Epicor Software Corp., Term
            Loan......................... Ba3       B+      7.81 to 9.15          03/30/12             1,993,684
   1,000    GXS Worldwide, Inc., Term
            Loan......................... Ba3       B+     10.36 to 10.38         07/29/11             1,015,000
   4,988    Infor Enterprise Solutions
            Holdings, Inc., Term Loan.... B1        B           9.12              07/28/12             5,035,202
   1,545    ON Semiconductor Corp., Term
            Loan......................... B3        B+          7.61              12/15/11             1,549,287
   4,838    Open Text Corp., Term Loan... Ba3       BB-         7.86              10/02/13             4,868,112
  15,860    Spectrum Brands, Inc., Term
            Loan......................... B1        B-      8.57 to 8.63          02/06/12            15,938,145
     398    Stratus Technologies, Inc.,
            Term Loan.................... B1        B-      8.36 to 8.37          03/29/11               397,503
      11    Sungard Data Systems, Inc.,
            Revolving Credit Agreement... Ba3       B+          9.75              08/11/11                10,512
  18,180    Sungard Data Systems, Inc.,
            Term Loan.................... Ba3       B+          7.88              02/11/13            18,370,797
  10,573    UGS Corp., Term Loan......... Ba2       B+      7.07 to 7.11          03/31/12            10,599,019
                                                                                                  --------------
                                                                                                      84,980,376
                                                                                                  --------------
            ENTERTAINMENT & LEISURE  8.9%
   1,965    Alliance Atlantis
            Communications, Inc., Term
            Loan (a)..................... Ba1       BB          6.86              12/20/11             1,966,228
   1,980    AMC Entertainment, Inc., Term
            Loan (a)..................... Ba1       B+          7.45              01/26/13             2,000,471
   5,546    Bombardier Capital, Inc.,
            Term Loan.................... B1        B+      7.86 to 9.75          06/28/13             5,582,542
  23,734    Cedar Fair, LP, Term Loan.... Ba3       BB-     7.82 to 9.75          08/30/12            23,985,605
   5,486    Cinemark USA, Inc.,
            Term Loan.................... Ba2       B           7.38              10/05/13             5,547,115
   9,937    Fender Musical Instruments
            Corp., Term Loan............. Caa1      B-      8.08 to 11.33   03/30/12 to 09/30/12      10,029,686
   1,154    Metro-Goldwyn-Mayer Studios,
            Inc., Revolving Credit
            Agreement.................... NR        NR          8.61              04/08/10             1,105,769

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $54,800    Metro-Goldwyn-Mayer Studios,
            Inc., Term Loan.............. NR        NR          8.61%             04/08/12        $   54,981,982
   1,983    Mets, LP, Term Loan.......... NR        NR          7.44              07/25/10             1,987,814
     281    Movie Gallery, Inc., Term
            Loan (f)..................... B3        CCC+        10.37             04/27/10               279,200
   5,157    Panavision, Inc., Term
            Loan......................... Ba3       B       8.36 to 8.37          03/30/11             5,202,143
   8,820    Pure Fishing, Inc.,
            Term Loan.................... Ba3       B       8.61 to 11.38   09/30/10 to 03/31/11       8,786,188
  22,690    Regal Cinemas, Inc., Term
            Loan......................... Ba2       BB-         7.11              11/10/10            22,750,700
   1,117    Six Flags Theme Parks, Inc.,
            Revolving Credit Agreement... Ba3       B-      8.57 to 8.62          06/30/08             1,112,104
   6,326    Six Flags Theme Parks, Inc.,
            Term Loan.................... Ba3       B-      8.61 to 8.62          06/30/09             6,404,739
   4,000    Southwest Sports Group, LLC,
            Term Loan.................... NR        NR          7.88              12/22/10             4,001,252
   2,720    Tigers Ballpark, LLC, Term
            Loan......................... NR        NR          7.13              08/15/10             2,720,000
   8,773    True Temper Sports, Inc.,
            Term Loan.................... Ba3       B       7.85 to 10.86   03/15/11 to 06/30/11       8,815,259
   7,172    Universal City Development
            Partners, LP, Term Loan...... Ba1       BB-     7.36 to 7.38          06/09/11             7,208,134
                                                                                                  --------------
                                                                                                     174,466,931
                                                                                                  --------------
            FARMING & AGRICULTURE  0.5%
   1,350    Mosaic Co., Term Loan........ Ba1       BB      7.10 to 7.13          11/25/13             1,362,937
     971    Nutro Products, Inc., Term
            Loan......................... Ba3       B           7.36              04/26/13               977,900
   6,950    Wm. Bolthouse Farms, Inc.,
            Term Loan.................... B1        B-      7.63 to 10.86   12/16/12 to 12/16/13       6,997,790
                                                                                                  --------------
                                                                                                       9,338,627
                                                                                                  --------------
            FINANCE  2.9%
   3,121    DCS Business Services, Inc.,
            Term Loan.................... NR        NR      9.57 to 11.32   02/04/11 to 08/04/11       3,113,211
   6,300    Grosvenor Capital Management
            Holdings, LLP, Term Loan..... NR        NR          7.63              12/05/13             6,335,437
   4,626    iPayment, Inc., Term Loan.... B1        B       7.32 to 7.36          05/10/13             4,617,672
   7,233    LPL Holdings, Inc.,
            Term Loan.................... B2        B           8.11              06/28/13             7,321,778
   2,025    Munder Capital Management,
            Term Loan.................... Ba2       BB+         7.36              12/29/12             2,035,125
   2,925    National Processing, Co.,
            Term Loan.................... Ba3       B+          11.86             05/03/13             2,943,281
   8,010    Outsourcing Solutions, Inc.,
            Term Loan.................... NR        NR          10.82             09/30/10             7,890,006

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCE (CONTINUED)
 $ 9,900    Oxford Acquisition III, Ltd.,
            Term Loan.................... Ba2       BB+         7.75%             10/20/14        $    9,994,357
   4,200    Riskmetrics Group Holdings,
            LLC, Term Loan............... Ba3       B+      7.57 to 10.82   01/11/14 to 07/11/14       4,243,219
   7,733    Transfirst Holdings, Inc.,
            Term Loan.................... B1        B+      7.87 to 11.62   08/15/12 to 08/15/13       7,796,097
                                                                                                  --------------
                                                                                                      56,290,183
                                                                                                  --------------
            FOOD PRODUCTS  0.1%
   1,500    Interstate Brands Corp., Term
            Loan (b) (d)................. NR        NR          7.50        07/19/01 to 07/19/07       1,473,750
                                                                                                  --------------

            GROCERY  0.4%
   7,925    Roundy's Supermarkets, Inc.,
            Term Loan.................... Ba3       B+      8.11 to 8.13          11/03/11             8,006,193
                                                                                                  --------------

            HEALTH & BEAUTY  2.2%
   7,283    American Safety Razor Co.,
            Term Loan.................... B1        B       7.86 to 11.72   07/31/13 to 01/30/14       7,375,119
   6,971    Bare Escentuals Beauty, Inc.,
            Term Loan.................... B2        B           7.82              02/18/12             7,014,301
   7,441    CEI Holdings, Inc.,
            Term Loan.................... NR        NR      8.83 to 13.13   12/03/10 to 12/03/11       7,441,324
   9,942    Marietta Intermediate
            Holdings Corp., Term Loan.... NR        NR     12.00 to 16.50   12/17/10 to 12/17/11       8,501,956
  12,384    Prestige Brands Holdings,
            Inc., Term Loan.............. Ba3       B+          7.71              04/06/11            12,489,576
                                                                                                  --------------
                                                                                                      42,822,276
                                                                                                  --------------
            HEALTHCARE  9.2%
   9,586    American Medical Systems,
            Inc., Term Loan (a).......... Ba3       BB-     7.63 to 7.81          07/20/12             9,597,941
     794    Ameripath, Inc., Term Loan... Ba2       BB-         7.36              10/31/12               795,290
  10,668    Capella Healthcare, Inc.,
            Term Loan.................... Caa2      CCC+    8.36 to 11.36   11/30/12 to 11/30/13      10,742,385
  21,371    Community Health Systems,
            Inc., Term Loan.............. Ba3       BB-     7.11 to 7.12    08/19/11 to 02/29/12      21,434,943
   3,846    Concentra Operating Corp.,
            Term Loan.................... Ba2       B+      7.36 to 7.40          09/30/11             3,861,184
   5,073    CRC Health Corp.,
            Term Loan.................... Ba3       B       7.61 to 7.86          02/06/13             5,132,149
     983    Diagnostic Imaging Group,
            LLC, Term Loan............... B1        B           8.94              05/04/12               982,500
   5,030    DSI Renal Inc., Term Loan.... NR        NR          7.63              03/31/13             5,049,225
     894    Emdeon Business Services,
            LLC, Term Loan............... B1        B+          7.87              11/16/13               899,442

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $ 2,552    FHC Health Systems, Inc.,
            Term Loan.................... Ba3       B      12.12 to 14.12%        12/18/09        $    2,628,086
     720    Genoa Healthcare Group, LLC,
            Term Loan.................... Ba3       B       8.35 to 10.25         08/10/12               721,610
     397    Golden Gate National Senior
            Care, LLC, Term Loan......... Ba3       B+          8.11              03/14/11               399,895
   1,744    Harlan Sprague Dawley, Inc.,
            Term Loan.................... B1        B+      7.87 to 9.75          12/19/11             1,754,649
  57,300    HCA, Inc., Term Loan......... Ba3       BB      7.86 to 8.11    11/17/12 to 11/17/13      57,852,734
   3,343    HealthCare Partners, LLC,
            Term Loan.................... Ba2       BB          7.10              10/31/13             3,356,439
  29,218    Lifepoint Hospitals, Inc.,
            Term Loan.................... Ba3       BB-         6.95              04/15/12            29,197,721
     667    Matria Healthcare, Inc., Term
            Loan......................... Ba3       B+      7.36 to 7.37          01/19/12               670,003
  21,514    Multiplan, Inc., Term Loan... B1        B+          7.82              04/12/13            21,584,766
   2,469    Sterigenics International,
            Inc., Term Loan.............. B2        B+          7.86              11/21/13             2,477,300
     397    US Oncology Holdings, Inc.,
            Term Loan.................... Ba3       B+          7.63              08/20/11               399,200
                                                                                                  --------------
                                                                                                     179,537,462
                                                                                                  --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  1.1%
   1,985    Formica Corp., Term Loan..... B1        B           8.36              03/15/13             1,985,000
   4,981    Hunter Fan Co., Term Loan.... Ba3       B           7.90              03/24/12             4,906,449
   7,400    National Bedding Co., LLC,
            Term Loan.................... B3        B+          10.36             08/31/12             7,501,750
   6,987    Quality Home Brands Holdings,
            LLC, Term Loan............... Caa1      CCC+    8.14 to 11.94   12/20/12 to 06/20/13       7,019,810
                                                                                                  --------------
                                                                                                      21,413,009
                                                                                                  --------------
            HOTELS, MOTELS, INNS & GAMING  3.6%
   9,576    Greektown Casino, LLC, Term
            Loan......................... Ba3       B           7.89              12/03/12             9,659,790
   4,863    Green Valley Ranch Gaming,
            LLC, Term Loan............... NR        NR          7.36              12/17/11             4,868,570
   1,350    Greenwood Racing, Inc., Term
            Loan......................... B2        B+          7.60              11/28/11             1,361,812
   5,100    Herbst Gaming, Inc., Term
            Loan......................... Ba3       B+      7.24 to 7.25          12/02/11             5,142,075
   1,160    Interstate Operating Co., LP,
            Term Loan.................... NR        B           9.88              01/14/08             1,168,929
   5,271    Kuilima Resort Co.,
            Term Loan.................... NR        NR          11.82             09/30/11             5,132,348
   7,500    MGM Mirage, Term Loan........ Ba2       BB      6.37 to 6.43          10/03/11             7,410,938
     400    Pinnacle Entertainment, Term
            Loan......................... B1        BB-         7.32              12/14/11               402,900

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 1,985    Scientific Games Corp., Term
            Loan......................... Ba1       BB          6.57%             12/23/09        $    1,982,519
   2,890    Venetian Casino Resorts, LLC,
            Revolving Credit Agreement... NR        BB-         7.12              02/22/10             2,872,255
   4,633    Venetian Macau, Ltd., Term
            Loan......................... B1        BB-         8.12              05/26/13             4,691,250
   7,675    Wembley, Inc., Term Loan..... Ba3       B+      7.83 to 9.70    08/23/11 to 07/18/12       7,782,035
  12,468    Wimar LandCo, LLC, Term
            Loan......................... Ba3       B+          7.86        07/03/08 to 01/03/12      12,606,758
   5,000    Yonkers Racing Corp., Term
            Loan......................... NR        NR          8.88              08/12/11             5,062,500
                                                                                                  --------------
                                                                                                      70,144,679
                                                                                                  --------------
            INSURANCE  1.9%
   2,746    American Wholesale Insurance
            Group, Inc., Term Loan....... NR        B       8.32 to 12.82   10/27/11 to 04/27/12       2,752,566
   4,988    Applied Systems Inc., Term
            Loan......................... NR        NR      8.11 to 8.18          09/26/13             5,017,116
   8,242    ARG Holdings, LLC, Term Loan
            (a).......................... B2        NR      8.38 to 12.69   11/30/11 to 11/30/12       8,302,279
   1,990    Audatex North America, Inc.,
            Term Loan.................... Ba3       B+          7.61              04/13/13             2,007,413
   2,536    CCC Information Services
            Group, Inc., Term Loan....... NR        NR          7.87              02/10/13             2,548,978
   7,500    Concord Re, Ltd.,
            Term Loan.................... Ba2       BB+         9.61              02/29/12             7,612,500
   2,261    Mitchell International, Inc.,
            Term Loan.................... B1        B+          7.37              08/15/11             2,273,009
   1,995    USI Holdings Corp.,
            Term Loan.................... B1        NR          7.61              08/11/08             1,997,494
   4,749    Vertafore, Inc., Term Loan... NR        NR      7.87 to 11.46   01/31/12 to 01/31/13       4,809,018
                                                                                                  --------------
                                                                                                      37,320,373
                                                                                                  --------------
            MACHINERY  1.1%
   5,489    Alliance Laundry Holdings,
            LLC, Term Loan (a)........... Ba3       B       7.57 to 7.60          01/27/12             5,537,258
   2,517    Douglas Dynamics, LLC, Term
            Loan......................... Ba2       BB-         7.11              12/16/10             2,510,384
     913    FR X Ohmstede Acquisitions
            Co., Term Loan............... B2        B-          8.44              08/09/13               926,739
   1,098    Gleason Corp., Term Loan..... NR        NR          7.88              06/30/13             1,107,105
   5,843    Goodman Global Holdings,
            Inc., Term Loan.............. Ba2       B+          7.13              12/23/11             5,852,279
   3,996    Stolle Machinery Co., LLC,
            Term Loan.................... Caa1      B       7.86 to 11.36   09/29/12 to 09/29/13       4,037,628

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            MACHINERY (CONTINUED)
 $ 1,101    United Rentals (North
            America), Inc., Term Loan.... Ba1       BB-         7.32%             02/14/11        $    1,113,496
                                                                                                  --------------
                                                                                                      21,084,889
                                                                                                  --------------
            MEDICAL PRODUCTS & SERVICES  1.3%
   1,584    Accellent, Inc.,
            Term Loan (a)................ B1        BB-         7.37              11/22/12             1,585,980
   6,780    AGA Medical Corp.,
            Term Loan.................... B1        B+      7.35 to 7.37          04/28/13             6,783,859
     763    Conmed Corp., Term Loan...... Ba2       BB-     7.32 to 9.25          04/12/13               763,347
  14,884    DaVita, Inc., Term Loan...... Ba2       BB-     7.32 to 7.69          10/05/12            15,014,706
     968    Fresenius Medical Care
            Holding, Inc., Term Loan..... NR        BB+     6.74 to 6.75          03/31/13               966,118
                                                                                                  --------------
                                                                                                      25,114,010
                                                                                                  --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.6%
   4,465    John Maneely Co.,
            Term Loan.................... B3        B+      8.57 to 8.62          12/08/13             4,477,259
   3,125    New Enterprise Stone & Lime
            Co., Inc., Term Loan......... NR        NR      7.62 to 9.25          07/30/10             3,140,937
   3,200    Novelis, Inc., Term Loan..... Ba2       BB-         7.62              01/07/12             3,213,670
                                                                                                  --------------
                                                                                                      10,831,866
                                                                                                  --------------
            NATURAL RESOURCES  1.4%
     261    Boston Generating, LLC,
            Revolving Credit Agreement... B1        B+          7.62              12/20/13               263,215
   8,039    Boston Generating, LLC, Term
            Loan......................... B1        B+      5.24 to 7.60          12/20/13             8,117,195
   2,800    CDX Funding, LLC,
            Term Loan.................... NR        NR          10.61             03/31/13             2,814,876
   3,682    El Paso Corp., Term Loan..... Ba3       B+          7.32              08/01/11             3,703,774
   2,500    EXCO Partners Operating, LP,
            Term Loan.................... NR        NR     11.38 to 11.44         10/02/11             2,532,033
     900    Hudson Products Holdings,
            Inc., Term Loan.............. B1        B       8.11 to 8.12          12/05/13               907,875
   1,584    Key Energy Services Group,
            Inc., Term Loan.............. NR        NR      7.82 to 7.86          06/30/12             1,593,900
   1,918    SemCrude, LP, Term Loan...... Ba2       NR      7.57 to 7.60          03/16/11             1,935,645
   1,044    Targa Resources, Inc., Term
            Loan......................... B1        B+      7.61 to 7.62          10/31/12             1,051,677
   4,500    Willbros USA, Inc.,
            Term Loan.................... NR        NR          10.25             10/27/09             4,516,875
                                                                                                  --------------
                                                                                                      27,437,065
                                                                                                  --------------
            NON-DURABLE CONSUMER PRODUCTS  1.3%
   8,775    Aearo Technologies, Inc.,
            Term Loan (a)................ Caa1      CCC+    7.86 to 11.86   03/24/13 to 09/24/13       8,886,408
   3,325    Amscan Holdings, Inc., Term
            Loan......................... Ba3       B+      8.38 to 8.39          12/23/12             3,368,071

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
 $ 2,250    Chattem, Inc., Term Loan..... Ba3       BB-     7.11 to 9.00%         01/02/13        $    2,264,063
   4,395    Easton-Bell Sports, Inc.,
            Term Loan.................... Ba3       B+      7.07 to 7.10          03/16/12             4,406,311
   1,796    JohnsonDiversey, Inc., Term
            Loan......................... Ba2       B+          7.87              12/16/11             1,814,987
   1,182    Mega Bloks, Inc. (Canada),
            Term Loan.................... Ba2       BB-     7.13 to 7.19          07/26/12             1,183,478
   1,800    Targus Group International,
            Inc., Term Loan.............. B3        CCC+        13.87             05/22/13             1,695,001
   1,985    UCG Paper Crafts, Inc., Term
            Loan......................... NR        NR          8.57              02/17/13             1,989,962
                                                                                                  --------------
                                                                                                      25,608,281
                                                                                                  --------------
            PAPER & FOREST PRODUCTS  2.9%
  38,255    Georgia-Pacific Corp., Term
            Loan......................... Ba2       BB-     7.11 to 7.36          12/20/12            38,613,760
     697    NewPage Corp., Term Loan..... Ba2       B+          7.63              05/02/11               705,771
   2,138    Tidi Products, LLC,
            Term Loan.................... NR        NR      8.60 to 11.75         12/31/11             2,126,813
   8,678    White Birch Paper Co.
            (Canada), Term Loan.......... Ba3       B+      8.62 to 12.87   04/06/12 to 04/08/13       8,828,814
   6,822    Xerium Technologies, Inc.,
            Term Loan.................... B1        B+          7.86              05/18/12             6,817,308
                                                                                                  --------------
                                                                                                      57,092,466
                                                                                                  --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.6%
  11,538    Affinion Group, Inc., Term
            Loan (a)..................... Ba2       B+      7.82 to 7.87          10/17/12            11,659,653
   6,773    Coinmach Laundry Corp., Term
            Loan......................... B2        B           7.88              12/19/12             6,839,230
   5,794    Hertz Corp., Term Loan....... Ba1       BB      7.32 to 7.37          12/21/12             5,841,046
   2,569    Iron Mountain, Inc.,
            Term Loan.................... Ba2       BB-     7.09 to 7.13          04/02/11             2,577,768
   1,181    Omniflight Helicopters, Inc.,
            Term Loan.................... NR        NR      9.07 to 11.25   09/30/11 to 09/30/12       1,184,137
     400    Service Corp. International,
            Term Loan.................... B1        BB-         7.32              11/28/09               403,500
   2,700    WeightWatchers.com, Term
            Loan......................... Ba1       BB          6.88              01/26/14             2,712,658
                                                                                                  --------------
                                                                                                      31,217,992
                                                                                                  --------------
            PHARMACEUTICALS  0.8%
   2,070    Bradley Pharmaceuticals,
            Inc., Term Loan.............. NR        NR          9.32              11/14/10             2,080,350
   1,275    Stiefel Laboratories, Inc.,
            Term Loan.................... Ba3       B+          7.61              12/28/13             1,289,222

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
 $12,868    Warner Chilcott Holdings Co.,
            Term Loan.................... B1        B+      7.36 to 7.37%         01/18/12        $   12,941,818
                                                                                                  --------------
                                                                                                      16,311,390
                                                                                                  --------------
            PRINTING & PUBLISHING  7.5%
   5,403    ALM Media Holdings, Inc.,
            Term Loan.................... B1        B-          7.86              03/05/10             5,418,313
   3,300    American Media Operations,
            Inc., Term Loan (a).......... B1        B-          8.37              01/31/13             3,323,374
   1,067    Ascend Media Holdings, LLC,
            Term Loan.................... NR        NR      8.86 to 8.87          01/31/12             1,039,348
   1,995    Black Press Group, Ltd., Term
            Loan......................... Ba3       B+          7.37              08/02/13             2,009,963
   5,411    Canon Communications, LLC,
            Term Loan.................... B2        B           8.32              05/31/11             5,437,667
   2,309    Caribe Information
            Investment, Inc., Term
            Loan......................... B1        B       7.61 to 7.63          03/31/13             2,318,054
  10,655    Cygnus Business Media, Inc.,
            Term Loan.................... B2        CCC+        9.85              07/13/09            10,628,113
   9,119    Day International Group,
            Inc., Term Loan.............. Ba3       B       7.86 to 12.61   12/05/12 to 12/05/13       9,241,165
  11,660    Endurance Business Media,
            Inc., Term Loan.............. B1        CCC+    8.07 to 12.57   07/26/13 to 01/26/14      11,739,451
   3,950    FSC Acquisition, LLC, Term
            Loan......................... B1        B       7.61 to 7.62          08/01/12             3,956,092
   4,405    Gatehouse Media, Inc., Term
            Loan......................... B1        B+          7.57              12/06/13             4,420,867
   8,369    Haights Cross Communications,
            LLC, Term Loan............... B3        B-      8.88 to 9.88          08/20/08             8,410,195
   4,500    Idearc, Inc., Term Loan...... Ba2       BB+         7.33              11/17/14             4,538,952
   2,442    MC Communications, LLC, Term
            Loan......................... NR        NR          7.97              12/31/10             2,451,643
   2,270    Mediacom Communications
            Corp., Term Loan............. Ba3       BB-         7.27              01/31/15             2,240,811
   2,655    MediaNews Group, Inc., Term
            Loan......................... Ba2       BB-     6.57 to 7.07          12/30/10             2,654,351
   2,244    MediMedia USA, Inc., Term
            Loan......................... Ba3       B+      7.77 to 7.86          10/05/13             2,257,000
  11,312    Merrill Communications, LLC,
            Term Loan.................... B1        B+      7.57 to 11.82   05/15/11 to 11/15/13      11,351,095
   1,881    Network Communications, Inc.,
            Term Loan.................... Ba1       B+      7.85 to 7.96          11/30/12             1,890,405
   7,425    New Publications, Inc., Term
            Loan......................... NR        NR      7.63 to 11.61         02/05/13             7,462,311
   8,732    Primedia, Inc., Term Loan.... NR        NR          7.57              09/30/13             8,719,269

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 9,791    R.H. Donnelley, Inc., Term
            Loan......................... Ba1       BB      6.61 to 6.87%   12/31/09 to 06/30/11  $    9,785,336
   7,525    Riverdeep Interactive
            Learning USA, Inc., Term
            Loan......................... Ba3       B           8.10              12/20/13             7,614,359
   2,325    SGS International, Inc., Term
            Loan......................... Ba2       B+      7.85 to 7.88          12/30/11             2,336,695
   1,770    Source Media, Inc.,
            Term Loan.................... B1        NR          7.61              11/08/11             1,781,767
   3,634    Thomas Nelson Publishers,
            Term Loan.................... NR        NR      7.57 to 7.61          06/12/12             3,643,079
  10,469    Yell Group, PLC, Term Loan... NR        NR      7.07 to 7.32    04/30/11 to 02/10/13      10,540,550
                                                                                                  --------------
                                                                                                     147,210,225
                                                                                                  --------------
            RESTAURANTS & FOOD SERVICE  1.6%
   5,273    Arby's, LLC, Term Loan....... Ba3       B+      7.57 to 7.61          07/25/12             5,327,534
   3,239    Carrols Corp., Term Loan..... Ba3       BB-         7.88              12/31/10             3,255,026
   1,709    Denny's Corp., Term Loan..... Ba2       B+      7.57 to 7.63          03/31/12             1,732,663
   4,864    Landry's Restaurants, Inc.,
            Term Loan.................... Ba1       BB          7.12              12/28/10             4,871,546
  12,062    NPC International, Inc., Term
            Loan......................... B2        B+      7.07 to 7.13          05/03/13            12,100,628
   2,982    Sagittarius Restaurants, LLC,
            Term Loan.................... Ba3       B           7.62              03/29/13             2,996,457
                                                                                                  --------------
                                                                                                      30,283,854
                                                                                                  --------------

            RETAIL--OFFICE PRODUCTS  0.4%
   8,357    Buhrmann US, Inc.,
            Term Loan.................... Ba3       BB-     7.11 to 7.12    12/23/10 to 12/31/10       8,388,083
                                                                                                  --------------

            RETAIL--OIL & GAS  0.1%
   1,782    The Pantry, Inc., Term
            Loan......................... Ba2       BB          7.07              01/02/12             1,789,796
                                                                                                  --------------

            RETAIL--SPECIALTY  0.7%
  11,735    Nebraska Book Co., Inc., Term
            Loan......................... B2        B-          7.88              03/04/11            11,794,056
   1,577    Visant Holding Corp., Term
            Loan......................... Ba2       B+          7.37              10/04/11             1,586,242
                                                                                                  --------------
                                                                                                      13,380,298
                                                                                                  --------------
            RETAIL--STORES  1.8%
   5,985    Csk Auto, Inc., Term Loan.... Ba3       B+          8.38              06/29/12             6,078,516
  10,988    Michaels Stores, Inc., Term
            Loan......................... B2        B-          8.13              10/31/13            11,089,956
  11,190    Neiman Marcus Group, Inc.,
            Term Loan.................... Ba3       B+          7.60              04/06/13            11,320,571
     796    Pep Boys--Manny, Moe & Jack,
            Term Loan.................... Ba2       B+          8.12              10/27/13               806,448

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            RETAIL--STORES (CONTINUED)
 $ 3,139    Sally Holdings, Inc.,
            Term Loan.................... B2        B+          7.87%             11/16/13        $    3,169,158
   2,993    Savers, Inc., Term Loan...... B1        B           8.11              08/11/12             3,018,684
                                                                                                  --------------
                                                                                                      35,483,333
                                                                                                  --------------
            TELECOMMUNICATIONS--EQUIPMENT & SERVICES  0.2%
   4,000    Level 3 Communications, Inc.,
            Term Loan.................... B1        NR          8.37              12/01/11             4,053,752
                                                                                                  --------------

            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.1%
     400    Alaska Communications Systems
            Group, Inc., Term Loan (a)... B1        B+          7.11              02/01/12               401,333
   1,800    CavTel Holdings, LLC, Term
            Loan......................... B2        NR          10.12             12/31/12             1,820,250
  11,200    Fairpoint Communications,
            Inc., Term Loan.............. B1        BB-         7.13              02/08/12            11,238,506
   4,277    Hawaiian Telecom, Inc., Term
            Loan......................... Ba3       B           7.62        04/30/12 to 10/31/12       4,283,075
   6,579    Orius Corp., LLC, Term Loan
            (b) (c) (d) (g).............. NR        NR     11.75 to 12.25   01/23/09 to 01/23/10       1,368,664
   1,000    Sorenson Communications,
            Inc., Term Loan.............. NR        NR          12.37             02/16/14             1,013,333
   2,000    Windstream Corp.,
            Term Loan.................... Ba1       BBB-        7.11              07/17/13             2,017,968
                                                                                                  --------------
                                                                                                      22,143,129
                                                                                                  --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.4%
   7,478    Time Warner Telecom, Inc.,
            Term Loan.................... Ba2       B           7.57              01/07/13             7,544,797
                                                                                                  --------------

            TELECOMMUNICATIONS-WIRELESS  0.9%
   1,559    American Cellular Corp., Term
            Loan (a)..................... Ba3       B+      7.60 to 7.64          08/07/13             1,569,991
   8,708    Centennial Cellular, Inc.,
            Term Loan.................... Ba2       B       7.61 to 7.62          02/09/11             8,783,626
   6,169    Cricket Communications, Inc.,
            Term Loan.................... B1        B           8.11              06/16/13             6,253,824
   1,347    MetroPCS Wireless, Inc., Term
            Loan......................... B1        B           7.88              11/03/13             1,359,850
                                                                                                  --------------
                                                                                                      17,967,291
                                                                                                  --------------
            TEXTILES & LEATHER  1.2%
   4,950    Gold Toe Investment Corp.,
            Term Loan.................... B1        B       8.10 to 11.36   10/30/13 to 04/30/14       5,023,688
  11,638    HanesBrands, Inc.,
            Term Loan.................... Ba2       BB-     7.57 to 9.11          09/05/13            11,896,901

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            TEXTILES & LEATHER (CONTINUED)
 $ 3,678    Propex Fabrics, Inc., Term
            Loan......................... Ba3       B           8.32%             07/31/12        $    3,687,206
   3,673    St. John Knits International,
            Inc., Term Loan.............. B1        B+          8.38              03/21/12             3,690,911
                                                                                                  --------------
                                                                                                      24,298,706
                                                                                                  --------------
            TOBACCO  0.1%
   1,212    Alliance One International,
            Inc., Term Loan.............. B1        B+      8.11 to 8.12          05/13/08             1,220,789
                                                                                                  --------------

            TRANSPORTATION--CARGO  0.4%
   2,673    Jacobson Acquisition Co.,
            Term Loan.................... NR        NR      8.59 to 9.11    04/07/09 to 04/07/11       2,679,691
   1,658    Kenan Advantage Group, Inc.,
            Term Loan.................... NR        NR          8.36              12/16/11             1,670,066
     694    Pacer International, Inc.,
            Term Loan.................... Ba2       BB      6.88 to 6.94          06/10/10               692,383
   2,154    Quality Distribution, Inc.,
            Term Loan.................... Ba3       B-          8.32              11/13/09             2,159,663
                                                                                                  --------------
                                                                                                       7,201,803
                                                                                                  --------------
            TRANSPORTATION--PERSONAL  0.1%
     934    Neoplan USA Corp., Revolving
            Credit Agreement (b) (d)
            (e).......................... NR        NR          8.54              06/30/06               873,056
     500    US Airways Group, Inc., Term
            Loan......................... B2        B           8.86              03/31/11               503,973
                                                                                                  --------------
                                                                                                       1,377,029
                                                                                                  --------------
            TRANSPORTATION-RAIL MANUFACTURING  0.5%
   7,417    Helm Holding Corp., Term
            Loan......................... NR        NR      7.87 to 7.88          07/08/11             7,440,624
   1,327    Standard Steel, LLC, Term
            Loan......................... B2        B+          7.87              06/30/12             1,338,275
                                                                                                  --------------
                                                                                                       8,778,899
                                                                                                  --------------
            UTILITIES  3.2%
     800    Astoria Generating Co., LP,
            Term Loan.................... B3        B           9.12              08/23/13               812,167
  11,250    First Light Power Resources,
            Term Loan.................... B1        B+      7.87 to 9.88    11/01/13 to 05/01/14      11,406,186
   2,522    InfrastruX Group, Inc., Term
            Loan......................... B2        B+          8.57              11/03/12             2,537,623
  11,374    NRG Energy, Inc.,
            Term Loan.................... Ba1       BB-         7.36              02/01/13            11,486,588
   4,200    Primary Energy Operating,
            LLC, Term Loan............... NR        NR          8.12              08/24/09             4,213,125
   2,250    Reliant Energy Resources,
            Inc., Term Loan.............. B2        B       5.19 to 7.70          12/01/10             2,272,500

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

                                            BANK LOAN
PRINCIPAL                                    RATINGS+
AMOUNT                                    --------------
(000)       BORROWER                      MOODY'S   S&P        COUPON         STATED MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------
            UTILITIES (CONTINUED)
 $22,500    Thermal North America, Term
            Loan......................... B1        BB-     8.08 to 8.12%         10/24/08        $   22,696,875
     212    TPF Generation Holdings, LLC,
            Revolving Credit Agreement... Ba3       B+          7.37              12/15/13               214,014
   6,088    TPF Generation Holdings, LLC,
            Term Loan.................... Ba3       B+      7.37 to 9.62    12/15/13 to 12/15/14       6,135,342
                                                                                                  --------------
                                                                                                      61,774,420
                                                                                                  --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  121.3%.............................................   2,367,365,484
                                                                                                  --------------

DESCRIPTION                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------

NOTES  1.4%
Boise Cascade, LLC ($2,800,000 par, 8.24% coupon, maturing 10/15/12) (h).......................        2,828,000
Builders FirstSource, Inc., ($6,300,000 par, 9.62% coupon, maturing 02/15/12) (h)..............        6,394,500
Compression Polymers Corp. ($2,300,000 par, 12.12% coupon, maturing 07/01/12) (h)..............        2,392,000
Del Laboratories, Inc. ($3,600,000 par, 10.36% coupon
  maturing 11/01/11) (h).......................................................................        3,753,000
Qwest Corp. ($3,500,000 par, 8.61% coupon, maturing 06/15/13) (h)..............................        3,832,500
Rogers Wireless Communications, Inc. ($6,000,000 par, 8.49% coupon, maturing 12/15/10) (Canada)
  (h)..........................................................................................        6,135,000
Verso Paper Holdings, LLC ($1,500,000 par, 9.11% coupon, maturing 08/01/14) (h) (i)............        1,545,000
                                                                                                  --------------

TOTAL NOTES....................................................................................       26,880,000
                                                                                                  --------------

EQUITIES  0.3%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquisition date 09/03/04, Cost
  $240,062) (j) (k)............................................................................           53,798
DecorateToday.com (198,600 common shares, Acquisition date 12/31/98, Cost $3,505,909) (g) (j)
  (k)..........................................................................................                0
Environmental Systems Products Holdings, Inc. (2,183 common shares, Acquisition date 06/22/04,
  Cost $0) (j) (k).............................................................................           45,144
Gentek, Inc. (1,040 common shares, Acquisition date 09/19/06,
  Cost $0) (j) (k).............................................................................           38,678
Gentek, Inc. (Warrants for 1,597 common shares, Acquisition date 10/17/06, Expiration date
  10/31/10, Cost $0) (j) (k)...................................................................           89,442
IDT Corp. (22,898 common shares) (j)...........................................................          307,520
London Fog Industries, Inc. (515,922 common shares) (g) (j)....................................                0

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

BORROWER                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03, Cost $1,074,522) (b) (g)
  (j) (k)......................................................................................   $            0
Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost $85) (b) (g) (j) (k)...                0
Orius Corp. (1,211,236 common shares, Acquisition date 02/03/03, Cost $0) (b) (g) (j) (k)......                0
Planet Hollywood International, Inc. (Warrants for 95,324 common shares, Acquisition date
  09/03/04, Expiration date 03/21/07, Cost $0) (j) (k).........................................          153,472
Railworks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05, Expiration date
  06/14/11, Cost $2,560,327) (j) (k)...........................................................                0
Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02, Cost $377,156) (j)
  (k)..........................................................................................                0
Safelite Glass Corp. (724,479 common shares, Acquisition date 10/20/00, Cost $3,912,187) (g)
  (j) (k)......................................................................................        5,433,593
Safelite Realty (48,903 common shares, Acquisition date 10/20/00, Cost $0) (g) (j) (k).........                0
                                                                                                  --------------

TOTAL EQUITIES  0.3%...........................................................................        6,121,647
                                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  123.0%
  (Cost $2,440,045,568)........................................................................    2,400,367,131
                                                                                                  --------------

SHORT-TERM INVESTMENTS  1.9%
REPURCHASE AGREEMENTS  1.3%
State Street Bank & Trust Corp. ($26,000,000 par, collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 01/31/07, to be sold on 02/01/07 at
  $26,003,669) (a).............................................................................       26,000,000

TIME DEPOSIT  0.6%
State Street Bank & Trust Corp. ($10,985,627 par, 4.05% coupon, Dated 01/31/07, to be sold on
  02/01/07 at $10,986,863) (a).................................................................       10,985,627
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $36,985,627)...........................................................................       36,985,627
                                                                                                  --------------

TOTAL INVESTMENTS  124.9%
  (Cost $2,477,031,195)........................................................................    2,437,352,758
BORROWINGS  (22.6%)............................................................................     (440,000,000)
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.3%)..................................................      (45,741,456)
                                                                                                  --------------

NET ASSETS  100.0%.............................................................................   $1,951,611,302
                                                                                                  ==============

NR--Not rated

Industry percentages are calculated as a percentage of net assets.

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) This borrower is currently in liquidation.

(d) This Senior Loan interest is non-income producing.

(e) The borrower is in the process of restructuring or amending the terms of this loan.

(f) Payment-in-kind security

(g) Affiliated company

(h) Variable rate security. Interest rate shown is that in effect at January 31, 2007.

(i) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j) Non-income producing security as the stock or warrant currently does not declare dividends.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.30% of the net assets of the Fund.

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF JANUARY 31, 2007:
CREDIT DEFAULT SWAPS

                                                            PAY/
                                                           RECEIVE                NOTIONAL    UNREALIZED
                                               BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY               REFERENCE ENTITY   PROTECTION    RATE        DATE       (000)     DEPRECIATION
Goldman Sachs              Standard Pacific
  CreditPartners, L.P.       Corporation         Sell       3.40%     03/20/14     $2,500      $129,407

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2007 (Unaudited)

ASSETS:
Unaffiliated Investments (Cost $2,430,052,410)..............  $ 2,429,677,445
Affiliated Investments (Cost $46,978,785)...................        7,675,313
                                                              ---------------
 Total Investments (Cost $2,477,031,195)....................  $ 2,437,352,758
Cash........................................................               21
Receivables:
 Investments Sold...........................................       18,537,597
 Interest and Fees..........................................       17,220,203
 Fund Shares Sold...........................................       13,166,299
 Swap Contracts.............................................          129,407
Other.......................................................           20,759
                                                              ---------------
   Total Assets.............................................    2,486,427,044
                                                              ---------------
LIABILITIES:
Payables:
 Borrowings.................................................      440,000,000
 Investments Purchased......................................       84,165,817
 Income Distributions.......................................        2,644,070
 Investment Advisory Fee....................................        1,389,233
 Administrative Fee.........................................          404,894
 Distributor and Affiliates.................................          332,163
Accrued Interest Expense....................................        1,970,105
Accrued Expenses............................................        1,402,858
Trustees' Deferred Compensation and Retirement Plans........        1,389,862
Unfunded Commitments........................................        1,116,740
                                                              ---------------
   Total Liabilities........................................      534,815,742
                                                              ---------------
NET ASSETS..................................................  $ 1,951,611,302
                                                              ===============
NET ASSETS CONSIST OF:
Capital.....................................................  $ 3,125,734,998
Accumulated Undistributed Net Investment Income.............         (867,633)
Net Unrealized Depreciation.................................      (40,665,770)
Accumulated Net Realized Loss...............................   (1,132,590,293)
                                                              ---------------
NET ASSETS..................................................  $ 1,951,611,302
                                                              ===============
NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
   Net Asset value per share (Based on net assets of
   $220,213,219 and 24,369,376 shares of beneficial interest
   issued and outstanding)..................................  $          9.04
   Maximum sales charge (3.25%* of offering price)..........             0.30
                                                              ---------------
   Maximum offering price to public.........................  $          9.34
                                                              ===============
Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $24,438,065 and 2,705,211 shares of
   beneficial interest issued and outstanding)..............  $          9.03
                                                              ===============
Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $191,699,326 and 21,221,382 shares of
   beneficial interest issued and outstanding)..............  $          9.03
                                                              ===============
Class IB Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,248,157,491 and 137,964,631 shares of
   beneficial interest issued and outstanding)..............  $          9.05
                                                              ===============
Class IC Shares:
   Net asset value and offering price per share (Based on
   net assets of $267,103,201 and 29,534,024 shares of
   beneficial interest issued and outstanding)..............  $          9.04
                                                              ===============

*   On sales of $100,000 or more, the sales charge will be reduced.

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest from Unaffiliated Investments......................  $ 92,584,386
Interest from Affiliated Investments........................        68,568
Other.......................................................     2,308,946
                                                              ------------
  Total Income..............................................    94,961,900
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     7,953,051
Administration Fee..........................................     2,314,540
Distribution (12b-1) and Service Fees
  Class A...................................................       168,738
  Class B...................................................       103,767
  Class C...................................................       567,029
  Class IC..................................................       213,249
Credit Line.................................................       927,519
Transfer Agent Fees.........................................       915,159
Professional Fees...........................................       465,714
Custody.....................................................       253,942
Reports to Shareholders.....................................       177,840
Trustees' Fees and Related Expenses.........................       164,859
Accounting and Administrative Expenses......................       152,975
Other.......................................................        65,123
                                                              ------------
    Total Operating Expenses................................    14,443,505
    Service Fee Reimbursement...............................       549,686
    Less Credits Earned on Cash Balances....................        64,371
                                                              ------------
    Net Operating Expenses..................................    13,829,448
    Interest Expense........................................    10,576,725
                                                              ------------
    Total Expenses..........................................    24,406,173
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 70,555,727
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Unaffiliated Securities...................................  $ (3,988,882)
  Affiliated Securities.....................................   (36,906,656)
  Foreign Currency Transactions.............................         9,422
  Swap Contracts............................................       107,849
                                                              ------------
Net Realized Loss...........................................   (40,778,267)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (92,713,009)
                                                              ------------
  End of the Period:
      Investments...........................................   (39,678,437)
      Swap Contracts........................................       129,407
      Unfunded Commitments..................................    (1,116,740)
                                                              ------------
                                                               (40,665,770)
                                                              ------------
Net Unrealized Appreciation During the Period...............    52,047,239
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 11,268,972
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 81,824,699
                                                              ============

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                        JANUARY 31, 2007      JULY 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   70,555,727      $  118,418,127
Net Realized Loss.....................................      (40,778,267)         (4,980,255)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       52,047,239         (24,358,875)
                                                         --------------      --------------
Change in Net Assets from Operations..................       81,824,699          89,078,997
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................       (5,401,960)         (4,106,348)
  Class B Shares......................................         (752,258)           (689,736)
  Class C Shares......................................       (4,119,985)         (3,401,184)
  Class IB Shares.....................................      (51,575,988)        (83,511,213)
  Class IC Shares.....................................      (11,293,019)        (20,911,291)
                                                         --------------      --------------
Total Distributions...................................      (73,143,210)       (112,619,772)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...        8,681,489         (23,540,775)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      288,341,322         115,282,367
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       40,301,709          59,986,676
Cost of Shares Repurchased............................     (165,404,853)       (557,406,980)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      163,238,178        (382,137,937)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      171,919,667        (405,678,712)
NET ASSETS:
Beginning of the Period...............................    1,779,691,635       2,185,370,347
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of ($867,633) and $1,719,850,
  respectively).......................................   $1,951,611,302      $1,779,691,635
                                                         ==============      ==============

 34                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2007 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $  81,824,699
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Increase in Investments at Value..........................   (337,227,855)
  Increase in Receivables for Investments Sold..............    (14,932,097)
  Increase in Interest and Fees Receivable..................     (3,296,326)
  Increase in Receivables for Swap Contracts................       (129,407)
  Decrease in Other Assets..................................         27,513
  Decrease in Payable for Investments Purchased.............    (50,980,745)
  Increase in Investment Advisory Fee Payable...............         26,598
  Increase in Administrative Fee Payable....................          8,060
  Decrease in Distributor and Other Affiliates Payable......       (471,958)
  Change in Unfunded Commitments............................       (893,011)
  Decrease in Accrued Expenses..............................       (323,854)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        151,122
                                                              -------------
    Total Adjustments.......................................   (408,041,960)
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................   (326,217,261)
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................    278,897,343
Change in Bank Borrowings...................................    245,000,000
Change in Accrued Interest Expense..........................      1,764,213
Payments on Shares Repurchased..............................   (167,270,587)
Cash Distributions Paid.....................................    (32,173,687)
                                                              -------------
    Net Cash Used for Financing Activities..................    326,217,282
                                                              -------------
NET INCREASE IN CASH........................................             21
Cash at Beginning of the Period.............................              0
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $          21
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Year for Interest......................  $   8,812,513
                                                              =============

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 FEBRUARY 18, 2005
CLASS A SHARES                                  SIX MONTHS                         (COMMENCEMENT
                                                  ENDED           YEAR ENDED     OF OPERATIONS) TO
                                             JANUARY 31, 2007    JULY 31, 2006     JULY 31, 2005
                                             -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....     $   8.99          $   9.10          $   9.12
                                                 --------          --------          --------
  Net Investment Income (a).................         0.35              0.54              0.18
  Net Realized and Unrealized Gain/Loss.....         0.06             (0.15)            (0.04)
                                                 --------          --------          --------
Total from Investment Operations............         0.41              0.39              0.14
  Less Distributions from Net Investment
    Income..................................         0.36              0.50              0.16
                                                 --------          --------          --------
NET ASSET VALUE, END OF THE PERIOD..........     $   9.04          $   8.99          $   9.10
                                                 --------          --------          --------

Total Return (b)............................        4.57%**           4.39%             1.75%**
Net Assets at End of the Period (In
  millions).................................     $  220.2          $   91.0          $   54.0
Ratios to Average Net Assets excluding
  Borrowings:*
  Operating Expense.........................        1.44%             1.39%             1.42%
  Interest Expense..........................        1.16%             0.10%             0.04%
  Total Net Expense.........................        2.60%             1.49%             1.46%
  Net Investment Income.....................        7.67%             5.95%             4.44%
Portfolio Turnover (c)......................          33%**             84%               90%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratios to Average Net Assets excluding
  Borrowings:
  Operating Expense.........................        1.69%             1.64%             1.67%
  Interest Expense..........................        1.16%             0.10%             0.04%
  Total Gross Expense.......................        2.85%             1.74%             1.71%
  Net Investment Income.....................        7.92%             5.70%             4.19%
SENIOR INDEBTEDNESS:
  Total Borrowing Outstanding (In
    thousands)..............................     $440,000          $195,000          $123,000
  Asset Coverage Per $1,000 Unit of Senior
    Indebtedness (d)........................     $  5,435          $ 10,127          $ 18,767

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined distribution and services fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d) Calculated by subtracting the Fund's total liabilities (not including the Borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

 36                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 FEBRUARY 18, 2005
CLASS B SHARES                                 SIX MONTHS                          (COMMENCEMENT
                                                 ENDED           YEAR ENDED      OF OPERATIONS) TO
                                            JANUARY 31, 2007    JULY 31, 2006      JULY 31, 2005
                                            ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...     $   8.99          $   9.10           $   9.12
                                                --------          --------           --------
  Net Investment Income (a)................         0.31              0.47               0.14
  Net Realized and Unrealized Gain/Loss....         0.06             (0.14)             (0.03)
                                                --------          --------           --------
Total from Investment Operations...........         0.37              0.33               0.11
  Less Distributions from Net Investment
    Income.................................         0.33              0.44               0.13
                                                --------          --------           --------
NET ASSET VALUE, END OF THE PERIOD.........     $   9.03          $   8.99           $   9.10
                                                --------          --------           --------

Total Return (b)...........................        4.07%**           3.63%              1.41%**
Net Assets at End of the Period (In
  millions)................................     $   24.4          $   17.8           $   10.8
Ratios to Average Net Assets excluding
  Borrowings:*
  Operating Expense........................        2.20%             2.14%              2.18%
  Interest Expense.........................        1.15%             0.10%              0.04%
  Total Net Expense........................        3.35%             2.24%              2.22%
  Net Investment Income....................        6.93%             5.24%              3.73%
Portfolio Turnover (c).....................          33%**             84%                90%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratios to Average Net Assets excluding
  Borrowings:
  Operating Expense........................        2.45%             2.39%              2.43%
  Interest Expense.........................        1.15%             0.10%              0.04%
  Total Gross Expense......................        3.60%             2.49%              2.47%
  Net Investment Income....................        7.18%             4.99%              3.48%
SENIOR INDEBTEDNESS:
  Total Borrowing Outstanding (In
    thousands).............................     $440,000          $195,000           $123,000
  Asset Coverage Per $1,000 Unit of Senior
    Indebtedness (d).......................     $  5,435          $ 10,127           $ 18,767

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined distribution and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d) Calculated by subtracting the Fund's total liabilities (not including the Borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See Notes to Financial Statements                                             37

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 FEBRUARY 18, 2005
CLASS C SHARES                                  SIX MONTHS                         (COMMENCEMENT
                                                  ENDED           YEAR ENDED     OF OPERATIONS) TO
                                             JANUARY 31, 2007    JULY 31, 2006     JULY 31, 2005
                                             -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....     $   8.99          $   9.10          $   9.12
                                                 --------          --------          --------
  Net Investment Income (a).................         0.31              0.47              0.14
  Net Realized and Unrealized Gain/Loss.....         0.06             (0.14)            (0.03)
                                                 --------          --------          --------
Total from Investment Operations............         0.37              0.33              0.11
  Less Distributions from Net Investment
    Income..................................     $   0.33          $   0.44          $   0.13
                                                 --------          --------          --------
NET ASSET VALUE, END OF THE PERIOD..........     $   9.03          $   8.99          $   9.10
                                                 --------          --------          --------

Total Return (b)............................        4.07%**           3.63%             1.41%**
Net Assets at End of the Period (In
  millions).................................     $  191.7          $   72.5          $   55.7
Ratios to Average Net Assets excluding
  Borrowings:*
  Operating Expense.........................        2.19%             2.14%             2.17%
  Interest Expense..........................        1.16%             0.10%             0.04%
  Total Net Expense.........................        3.35%             2.24%             2.21%
  Net Investment Income.....................        6.90%             5.19%             3.66%
Portfolio Turnover (c)......................          33%**             84%               90%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratios to Average Net Assets excluding
  Borrowings:
  Operating Expense.........................        2.43%             2.39%             2.42%
  Interest Expense..........................        1.16%             0.10%             0.04%
  Total Gross Expense.......................        3.59%             2.49%             2.46%
  Net Investment Income.....................        7.15%             4.94%             3.41%
SENIOR INDEBTEDNESS:
  Total Borrowing Outstanding (In
    thousands)..............................     $440,000          $195,000          $123,000
  Asset Coverage Per $1,000 Unit of Senior
    Indebtedness (d)........................     $  5,435          $ 10,127          $ 18,767

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d) Calculated by subtracting the Fund's total liabilities (not including the Borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

 38                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                     ENDED                        YEAR ENDED JULY 31,
CLASS IB SHARES                   JANUARY 31,   -------------------------------------------------------
                                     2007         2006       2005       2004       2003          2002
                                  ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $   9.01     $   9.11   $   9.00   $   8.29   $   8.09      $   8.61
                                   --------     --------   --------   --------   --------      --------
  Net Investment Income (a).....        .35          .54        .37        .30        .33           .41
  Net Realized and Unrealized
    Gain/Loss...................        .05         (.14)       .08        .68        .19          (.55)
                                   --------     --------   --------   --------   --------      --------
Total from Investment
  Operations....................        .40          .40        .45        .98        .52          (.14)
                                   --------     --------   --------   --------   --------      --------
Less:
  Distributions from Net
    Investment Income...........        .36          .50        .34        .25        .29           .38
  Return of Capital
    Distributions...............        -0-          -0-        -0-        .02        .03           -0-
                                   --------     --------   --------   --------   --------      --------
Total Distributions.............        .36          .50        .34        .27        .32           .38
                                   --------     --------   --------   --------   --------      --------
NET ASSET VALUE, END OF THE
  PERIOD........................   $   9.05     $   9.01   $   9.11   $   9.00   $   8.29      $   8.09
                                   ========     ========   ========   ========   ========      ========

Total Return (b)................      4.57%*       4.38%      5.18%     12.03%      6.58%        -1.61%
Net Assets at End of the Period
  (In millions).................   $1,248.2     $1,307.2   $1,639.0   $1,703.1   $1,876.1      $2,558.7
Ratios to Average Net Assets
  excluding Borrowings:
  Operating Expense.............      1.45%        1.39%      1.38%      1.48%      1.54%         1.43%
  Interest Expense..............      1.14%         .10%       .04%      0.00%(e)    0.00%(e)       N/A
  Total Net Expense.............      2.59%        1.49%      1.42%      1.48%      1.54%         1.43%
  Net Investment Income.........      7.68%        5.87%      4.09%      3.44%      4.21%         4.85%
Portfolio Turnover (c)..........        33%*         84%        90%        94%        49%           36%
SENIOR INDEBTEDNESS:
  Total Borrowing Outstanding
    (In thousands)..............   $440,000     $195,000   $123,000       0.00       0.00          0.00
  Asset Coverage Per $1,000 Unit
    of Senior Indebtedness
    (d).........................   $  5,435     $ 10,127   $ 18,767        N/A        N/A           N/A

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares. The early withdrawal charge was terminated effective February 18, 2005.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d) Calculated by subtracting the Fund's total liabilities (not including the Borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e) Amount is less than 0.01%

N/A=Not Applicable

See Notes to Financial Statements                                             39

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS                                         JUNE 13, 2003
                                       ENDED           YEAR ENDED JULY 31,             (COMMENCEMENT
CLASS IC SHARES                     JANUARY 31,   ------------------------------       OF OPERATIONS)
                                       2007         2006       2005       2004        TO JULY 31, 2003
                                    ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $   9.00     $   9.11   $   9.00   $   8.29          $   8.16
                                     --------     --------   --------   --------          --------
  Net Investment Income (a).......        .35          .54        .37        .28               .04
  Net Realized and Unrealized
    Gain/Loss.....................        .05         (.15)       .07        .69               .12
                                     --------     --------   --------   --------          --------
Total from Investment
  Operations......................        .40          .39        .44        .97               .16
                                     --------     --------   --------   --------          --------
Less:
  Distributions from Net
    Investment Income.............        .36          .50        .33        .24               .03
  Return of Capital
    Distributions.................        -0-          -0-        -0-        .02               -0-
                                     --------     --------   --------   --------          --------
Total Distributions...............        .36          .50        .33        .26               .03
                                     --------     --------   --------   --------          --------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $   9.04     $   9.00   $   9.11   $   9.00          $   8.29
                                     ========     ========   ========   ========          ========
Total Return (b)..................      4.45%**      4.50%      4.98%     11.86%             2.02%**
Net Assets at End of the Period
  (In millions)...................   $  267.1     $  291.3   $  426.0   $  332.0          $  246.1
Ratios to Average Net Assets
  excluding Borrowings:*
  Operating Expense...............      1.45%        1.39%      1.44%      1.62%             1.56%
  Interest Expense................      1.14%         .10%      0.04%      0.00%(d)          0.00%(d)
  Total Net Expense...............      2.59%        1.49%      1.48%      1.62%             1.56%
  Net Investment Income...........      7.68%        5.85%      4.07%      3.26%             3.89%
Portfolio Turnover (c)............        33%**        84%        90%        94%               49%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratios to Average Net Assets
  excluding Borrowings:
  Operating Expense...............      1.60%        1.54%      1.52%        N/A               N/A
  Interest Expense................      1.14%         .10%      0.04%        N/A               N/A
  Total Gross Expense.............      2.74%        1.64%      1.56%        N/A               N/A
  Net Investment Income...........      7.83%        5.70%      3.99%        N/A               N/A
SENIOR INDEBTEDNESS:
  Total Borrowing Outstanding (In
    thousands)....................   $440,000     $195,000   $123,000       0.00              0.00
  Asset Coverage Per $1,000 Unit
    of Senior Indebtedness (e)....   $  5,435     $ 10,127   $ 18,767        N/A               N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchases by the Fund of Fund shares. The early withdrawal charge was terminated effective February 18, 2005.

(c) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d) Amount is less than 0.01%

(e) Calculated by subtracting the Fund's total liabilities (not including the Borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

N/A=Not Applicable

 40                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Loan Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on October 4, 1989. The Fund continuously offers Class A Shares, Class B Shares and Class C Shares. Class IB Shares and Class IC Shares are not continuously offered. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans and notes are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees. Credit default swaps are valued using market quotations from brokers.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until after payment is made. At January 31, 2007, the Fund had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements. Income, expenses and realized and unrealized gains or losses are allocated on a pro-rata basis to each class of shares except for distribution and service fees, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $1,049,335,119, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$ 25,341,287................................................  July 31, 2007
  28,927,103................................................  July 31, 2008
  90,868,001................................................  July 31, 2009
 445,144,583................................................  July 31, 2010
 215,755,020................................................  July 31, 2011
 153,257,861................................................  July 31, 2012
  68,141,145................................................  July 31, 2013
  21,900,119................................................  July 31, 2014

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

    At January 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes....................    $2,477,515,526
                                                            ==============
Gross tax unrealized appreciation.......................         3,825,192
Gross tax unrealized depreciation.......................       (43,987,960)
                                                            --------------
Net tax unrealized depreciation on investments..........    $  (40,162,768)
                                                            ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended July 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $112,254,712
  Long-term capital gain....................................           -0-
                                                              ------------
                                                              $112,254,712
                                                              ============

    As of July 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $5,015,308

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended January 31, 2007, the Fund's custody fee was reduced by $64,371 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    .900%
Next $1.0 billion...........................................    .850%
Next $1.0 billion...........................................    .825%
Next $500 million...........................................    .800%
Over $3.0 billion...........................................    .775%

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the six months ended January 31, 2007, the Fund recognized expenses of approximately $124,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended January 31, 2007, the Fund recognized expenses of approximately $47,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended January 31, 2007, the Fund recognized expenses of approximately $688,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended January 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $113,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $45,600. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities.

                                                        INTEREST/
                                             PAR/       DIVIDEND     MARKET VALUE
NAME                                       SHARES*       INCOME        1/31/07          COST
DecorateToday.com--Common Shares........     198,600     $     0      $        0     $ 3,505,909
London Fog Industries, Inc.--Common
  Shares................................     515,922           0               0      33,576,536
Neoplan USA Corp.--Revolver.............  $  933,750           0         873,056         933,750
Neoplan USA Corp.--Common Shares........  $    8,517           0               0              85
Neoplan USA Corp.--Preferred Shares.....  $    2,262           0               0       1,074,522
Orius Corp.--Term Loan..................  $6,579,313      68,568       1,368,664       3,975,796
Orius Corp.-- Common Shares.............   1,211,236           0               0               0
Safelite Glass Corp.--Common Shares.....     724,479           0       5,433,593       3,912,187
Safelite Realty--Common Shares..........      48,903           0               0               0
                                                         -------      ----------     -----------
                                                         $68,568      $7,675,313     $46,978,785
                                                         =======      ==========     ===========

*   Shares were acquired through the restructuring of senior loan interests.

    Affiliate transactions during the six months ended January 31, 2007 were as follows:

                          PAR/SHARES                                  PAR/SHARES      REALIZED
                             AS OF         GROSS         GROSS          AS OF          GAIN/
NAME                        7/31/06      ADDITIONS     REDUCTIONS      1/31/07         (LOSS)
Orius Corp., LLC,
  Revolver..............  $ 2,375,171           0     $ (2,375,171)   $        0    $          0
Safelite Glass Corp.,
  Term Loan.............  $13,876,959           0     $(13,876,959)            0               0
Transworld Entertainment
  Corp., Common
  Shares................    2,982,699           0       (2,982,699)            0     (36,906,656)
                                                                                    ------------
                                                                                    $(36,906,656)
                                                                                    ============

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended January 31, 2007 and the year ended July 31, 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                        JANUARY 31, 2007                 JULY 31, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   16,281,051    $ 146,788,966      6,742,273    $  60,997,257
  Class B.......................      915,413        8,250,004      1,080,970        9,778,004
  Class C.......................   14,306,155      128,935,159      3,980,684       36,028,686
  Class IB......................      256,847        2,318,154        521,304        4,723,809
  Class IC......................      227,124        2,049,039        414,647        3,754,611
                                  -----------    -------------    -----------    -------------
Total Sales.....................   31,986,590    $ 288,341,322     12,739,878    $ 115,282,367
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................      375,905    $   3,389,098        263,133    $   2,380,078
  Class B.......................       47,568          428,689         45,840          414,650
  Class C.......................      212,163        1,912,215        174,345        1,577,151
  Class IB......................    3,240,236       29,245,014      5,101,091       46,209,105
  Class IC......................      590,428        5,326,693      1,038,754        9,405,692
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    4,466,300    $  40,301,709      6,623,163    $  59,986,676
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (2,398,944)     (21,635,215)    (2,823,718)   $ (25,525,490)
  Class B.......................     (232,359)      (2,095,665)      (334,884)      (3,026,298)
  Class C.......................   (1,353,989)     (12,210,999)    (2,216,956)     (20,010,345)
  Class IB......................  (10,700,237)     (96,609,369)   (40,369,751)    (365,337,480)
  Class IC......................   (3,638,926)     (32,853,605)   (15,875,976)    (143,507,367)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (18,324,455)   $(165,404,853)   (61,621,285)   $(557,406,980)
                                  ===========    =============    ===========    =============

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,075,589,709 and $737,144,975, respectively.

5. REPURCHASE OF SHARES

The Fund has a policy of making monthly repurchase offers ("Repurchase Offers") for the Fund's common shares pursuant to Rule 23c-3(b) of the Investment Company Act of 1940, as amended (the "1940 Act"); until October 2006 Repurchase Offers have been made at quarterly intervals.

    On June 23, 2006, the shareholders of the Fund approved an amendment to the Fund's fundamental policy regarding the Fund's offer to repurchase its shares to allow the Fund to repurchase its shares on a monthly basis. In addition, on June 7, 2006, the Fund obtained exemptive relief from the Securities and Exchange Commission to enable the Fund to conduct monthly Repurchase Offers, subject to certain conditions. The Fund began conducting monthly offers to repurchase its outstanding shares commencing in October 2006.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

    The Repurchase Offers will continue to be for between 5% and 25% of the Fund's outstanding shares; however, whereas the Fund's present intent for quarterly offers was up to 15% during any one quarter, the Fund's present intent for monthly offers is up to 5% (although the initial two monthly Repurchase Offers were up to 10%, provided, however, the aggregate percentage of common shares subject to repurchase in any 3-month period will not exceed 25%). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate monthly Repurchase Offers, the Fund has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. During the six months ended January 31, 2007, the Fund made one quarterly Repurchase Offer and three monthly Repurchase Offers as follows:
During the Repurchase Offer period ended October 20, 2006 (the Request Deadline), the Fund offered to repurchase up to 5% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 8,973,132 shares or 4.4% of the Fund's outstanding shares. During the Repurchase Offer period ended November 17, 2006 (the Request Deadline), the Fund offered to repurchase up to 5% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 3,418,350 shares or 1.7% of the Fund's outstanding shares. During the Repurchase Offer period ended December 15, 2006 (the Request Deadline), the Fund offered to repurchase up to 5% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 2,644,408 shares or 1.3% of the Fund's outstanding shares. During the Repurchase Offer period ended January 19, 2007 (the Request Deadline), the Fund offered to repurchase up to 5% of the aggregate of its outstanding shares and the total amount tendered in such Repurchase Offer amounted to 3,288,566 shares or 1.7% of the Fund's outstanding shares.

6. COMMITMENTS

Pursuant to the terms of certain of the Senior Loan agreements, the Fund had unfunded loan commitments of approximately $79,482,811 as of January 31, 2007. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities, and liquid senior loans as a reserve. The unrealized depreciation on these commitments of $1,116,740 as of January 31, 2007 is reported as "Unfunded Commitments" on the Statement of Assets and Liabilities.

7. BORROWINGS

The Fund entered into a revolving credit and security agreement dated November 13, 2003 for an aggregate of $300,000,000, which was terminated on July 14, 2006. The proceeds of any borrowing by the Fund under this revolving credit agreement was used for temporary liquidity purposes and funding of shareholder repurchases.

    On June 23, 2006, the shareholders of the Fund approved an amendment to the Fund's fundamental policy regarding the Fund's use of financial leverage to allow the Fund to use leverage to the maximum extent allowable under the Investment Company Act of 1940, as amended. As of July 14, 2006, the Fund entered into an Amended and Restated Revolving Credit and Security Agreement (which in effect replaces the Fund's existing Revolving Credit and Security Agreement dated November 13, 2003 as described above).

    Under the Amended and Restated Revolving Credit and Security Agreement, the Fund may borrow up to $700 million to finance the repurchases of shares or to purchase additional

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

securities for investment purposes. This revolving credit agreement is secured by the assets of the Fund.

    Annual commitment fees of .13% were charged on the unused portion of both credit lines. For the six months ended January 31, 2007, the Fund recognized commitment fee expenses of approximately $927,500. For the six months ended January 31, 2007, the average daily balance of borrowings under the Amended and Restated Revolving Credit and Security Agreement dated July 14, 2006, was $386,902,174 with a weighted average interest rate of 5.35%.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At January 31, 2007, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
General Electric............................................   $5,000      $5,017

9. DISTRIBUTION AND SERVICE PLAN

Shares of the Fund are distributed by Van Kampen Funds, Inc. ("the Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each of its Class A Shares, Class B Shares and Class C Shares and in so doing has agreed to comply with rule 12b-1 under the 1940 Act, as amended, as if the Fund were an open-end investment company. The Fund also has adopted a service plan (the "Service Plan") with respect to each of its Class A Shares, Class B Shares, Class C Shares and Class IC Shares. There is no Distribution Plan or Service Plan for the Class IB Shares and no Distribution Plan for the Class IC Shares. All service fees under the Service Plan applicable to Class A Shares, Class B Shares, Class C Shares and Class IC Shares are currently being waived. For the six months ended January 31, 2007, the Distributor waived service fees of $549,686. This waiver is voluntary in nature and can be discontinued at any time. Under the Distribution Plan and Service Plan, the Fund pays distribution fees in connection with the sale and distribution of its Shares and service fees in connection with the provision of ongoing services to shareholders of each such class and the maintenance of shareholder accounts.

    Under the Distribution Plan and Service Plan, the Fund may spend up to a total of 0.25%, 1.00%, 1.00%, and 0.15% (0.25% maximum) per year of the average daily net assets of Class A Shares, Class B Shares, Class C Shares, and Class IC Shares, respectively. Due to voluntary fee waivers by the Distributor, the aggregate distribution and service fees are currently 0.00%, 0.75%, 0.75%, and 0.00% per year of the average daily net assets for Class A

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

Shares, Class B Shares, Class C Shares, and Class IC Shares, respectively. Annual fees under the Distribution Plan and Service Plan are accrued daily. The net annual fees for Class B and Class C Shares are paid monthly to the Distributor. The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $327,100 and $647,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan. To the extent the unreimbursed receivable has been fully recovered, any excess fees will be refunded to the Fund on a quarterly basis.

10. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on January 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

12. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation.

    The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2007 (UNAUDITED) continued

outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses in the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

VAN KAMPEN SENIOR LOAN FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

HOWARD TIFFEN
Vice President

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Senior Loan Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                       59, 359
                                                                   SLFSAR 3/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00784P-Y01/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Loan Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007